UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: November 30, 2021

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Global X Alternative Income ETF (ticker: ALTY) (formerly, Global X SuperDividend® Alternatives ETF)
Global X S&P 500® Quality Dividend ETF (ticker: QDIV)
Global X U.S. Preferred ETF (ticker: PFFD)
Global X Variable Rate Preferred ETF (ticker: PFFV)
Global X MLP ETF (ticker: MLPA)
Global X MLP & Energy Infrastructure ETF (ticker: MLPX)
Global X Conscious Companies ETF (ticker: KRMA)
Global X Adaptive U.S. Factor ETF (ticker: AUSF)
Global X Adaptive U.S. Risk Management ETF (ticker: ONOF)
Global X Founder-Run Companies ETF (ticker: BOSS)

Annual Report
November 30, 2021

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www.globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedules of Investments
Global X Alternative Income ETF	26
Global X S&P 500® Quality Dividend ETF	30
Global X U.S. Preferred ETF	34
Global X Variable Rate Preferred ETF	48
Global X MLP ETF	55
Global X MLP & Energy Infrastructure ETF	57
Global X Conscious Companies ETF	59
Global X Adaptive U.S. Factor ETF	67
Global X Adaptive U.S. Risk Management ETF	75
Global X Founder-Run Companies ETF	93
Statements of Assets and Liabilities	98
Statements of Operations	101
Statements of Changes in Net Assets	104
Financial Highlights	109
Notes to Financial Statements	117
Report of Independent Registered Public Accounting Firm	140
Disclosure of Fund Expenses	142
Approval of Investment Advisory Agreement	144
Supplemental Information	148
Trustees and Officers of the Trust	149
Notice to Shareholders	152

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Alternative Income ETF

Global X Alternative Income ETF
The Global X Alternative Income ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Indxx SuperDividend® Alternatives Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is intended to provide exposure to five income-producing categories: Master Limited Partnerships (“MLPs”) and Infrastructure, Real Estate, Preferreds, Emerging Market Bonds, and Covered Calls. The MLPs and Infrastructure category primarily consists of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global real estate investment trusts (“REITs”) and receives this exposure through investing directly in the Global X SuperDividend® REIT ETF. The Preferreds category provides exposure to U.S. preferred securities and receives this exposure through investing directly in the Global X U.S. Preferred ETF. The Emerging Markets Bonds category provides exposure to emerging markets debt and receives this exposure through investing directly in the Global X Emerging Markets Bond ETF. The Covered Call category provides exposure to a covered call strategy and receives this exposure through investing directly in the Global X Nasdaq 100 Covered Call ETF.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 22.52%, while the Underlying Index increased 22.82%. The Fund had a net asset value of $11.51 per share on November 30, 2020 and ended the reporting period with a net asset value of $13.16 per share on November 30, 2021.
During the reporting period, the highest returns derived from Blackstone Inc. and Black Stone Minerals LP, which returned 101.06% and 82.05%, respectively. The worst performers were Holly Energy Partners, L.P. and Dominion Energy Inc, which returned -6.27% and -6.21%, respectively.
The Fund’s Underlying Index underwent a methodology update prior to the end of the reporting period, which modified the asset classes the Fund provides exposure to. Before that change, the Fund provided exposure to the highest yielding securities from various alternative income-generating asset classes, including REITs, MLPs, Business Development Companies (BDCs), and certain Closed End Fund strategies. Rising economic activity and inflation during the reporting period proved to be a tailwind for commodities and real assets, which tend to do well amid inflationary pressures. This primarily benefitted MLPs and Real Estate. BDCs also rallied as credit spreads tightened and business activity started to normalize. During the reporting period, the Fund maintained an average approximate sector exposure of 16% to Financials, 12% to Energy, 12% to Utilities, and 2% to Industrials.

Management Discussion of Fund Performance (unaudited)
Global X Alternative Income ETF

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Alternative Income ETF	22.52%	23.09%	5.36%	5.43%	6.18%	6.00%	6.20%	6.24%
Indxx SuperDividend® Alternatives Index	22.82%	22.82%	5.38%	5.38%	6.53%	6.53%	6.67%	6.67%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	17.90%	17.90%	15.13%	15.13%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on July 13, 2015.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The Indxx SuperDividend® Alternatives Index is designed to track the performance of different Alternative asset classes, with an objective of providing a diversified portfolio of assets with a low volatility and high dividend yield.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X Alternative Income ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Quality Dividend ETF

Global X S&P 500® Quality Dividend ETF
The Global X S&P 500® Quality Dividend ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Quality High Dividend Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index serves as a benchmark for income seeking equity investors. The Underyling Index is designed to measure the performance of 80 high yield companies within the S&P 500® Index (“Reference Index”) and is equally weighted to best represent the performance of this group, regardless of constituent size.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 26.45%, while the Underlying Index increased 26.82%. The Fund had a net asset value of $25.20 per share on November 30, 2020 and ended the reporting period with a net asset value of $31.02 per share on November 30, 2021.
During the reporting period, the highest returns derived from Nucor Corporation and Comerica Incorporated, which returned 75.43% and 74.83%, respectively. The worst performers included Sylvamo Corporation and Clorox Company, which returned -18.89% and -17.87%, respectively.
Low interest rates and successful vaccination programs buoyed the U.S. economy during the reporting period. Corporate balance sheets continued to improve and demand for higher quality companies that offered dividends also rose. Earnings growth for U.S. large-capitalization companies was strong, also boosting quality large-capitalization stocks. However, the Fund had a slight underperformance in comparison to the Reference Index (which also serves as the Fund’s benchmark index) during the reporting period related to its low exposure to the Information Technology sector. During the reporting period, the Fund maintained an approximate average sector exposure of 23% to Financials, 17% to Industrials, 14% to Consumer Staples, and 12% to Real Estate.

	AVERAGE ANNUAL TOTAL RETURNFOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X S&P 500® Quality Dividend ETF	26.45%	26.49%	11.42%	11.46%	9.83%	9.84%
S&P 500® Quality High Dividend Index	26.82%	26.82%	11.77%	11.77%	10.17%	10.17%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	17.63%	17.63%

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Quality Dividend ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on July 13, 2018.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The S&P 500® Quality High Dividend Index measures the performance of S&P 500® stocks that exhibit both high quality and high dividend yield characteristics.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X U.S. Preferred ETF

Global X U.S. Preferred ETF
The Global X U.S. Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE BofA Diversified Core U.S. Preferred Securities Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the broad-based performance of the U.S. preferred securities market. The Underlying Index includes different categories of preferred stock, such as floating variable and fixed-rate preferreds, cumulative and non-cumulative preferreds, and trust preferreds. Qualifying preferred securities must be listed on a U.S. exchange, denominated in U.S. dollars, and have a minimum amount outstanding of $100 million. Qualifying securities must meet minimum price, liquidity, maturity and other requirements as determined by ICE Data Indices, LLC, the provider of the Underlying Index.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 4.61%, while the Underlying Index increased 4.84%. The Fund had a net asset value of $25.36 per share on November 30, 2020 and ended the reporting period with a net asset value of $25.21 per share on November 30, 2021.
During the reporting period, the highest returns came from Huntington Bancshares Inc. and KKR & Co. Inc, which returned 133.84% and 59.01%, respectively. The worst performers included Sabre Corp (6.5%) and ViacomCBS Inc (5.75%), which returned -30.12% and -28.62%, respectively.
The Fund’s holdings consist of broad exposure to U.S. preferred stocks, providing benchmark-like exposure to the asset class. As the COVID-19 pandemic waned, economic recovery and removal of lockdown measures led to renewed confidence in securities with greater credit risk, leading to a tightening in credit spreads during the reporting period. The financial system also stabilized as borrowers recovered from the effects of the COVID-19 pandemic. The market also braced for rising interest rates and investors refocused their attention on preferred stocks. Preferred stocks offer considerable exposure to the Financials sector, which tends to benefit from higher rates. Preferred stocks performed positively during the reporting period, primarily due to tight credit spreads and a preference for higher yielding instruments among investors. During the reporting period, the Fund maintained an average approximate sector allocation of 54% to Financials, 14% to Utilities, and 6% to Real Estate.
	AVERAGE ANNUAL TOTAL RETURNFOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X U.S. Preferred ETF	4.61%	4.36%	8.93%	8.90%	5.76%	5.87%
ICE BofA Diversified Core U.S. Preferred Securities Index	4.84%	4.84%	9.14%	9.14%	5.98%	5.98%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	17.59%	17.59%

Management Discussion of Fund Performance (unaudited)
Global X U.S. Preferred ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on September 11, 2017.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The ICE BofA Diversified U.S. Preferred Securities Index was formerly known as BofA Merrill Lynch Diversified Core U.S. Preferred Securities Index.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Variable Rate Preferred ETF

Global X Variable Rate Preferred ETF
The Global X Variable Rate Preferred ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the ICE U.S. Variable Rate Preferred Securities Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to track the broad-based performance of the U.S.-listed variable rate preferred securities market. Qualifying preferred securities must be listed on a U.S. exchange, denominated in U.S. dollars, have floating or variable dividends or coupons, and have a minimum amount outstanding of $50 million. Qualifying preferred securities may, however, be issued by non-U.S. companies. Qualifying securities must be issued in $25, $50, $100, or $1000 par/liquidation preference increments, must have a traded market value of greater than $6 million in each of the previous three calendar months, and must have at least one year remaining to maturity, as determined by ICE Data Indices, LLC, the provider of the Underlying Index.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 6.60%, while the Underlying Index increased 6.88%. The Fund had a net asset value of $26.97 per share on November 30, 2020 and ended the reporting period with a net asset value of $27.28 per share on November 30, 2021.
During the reporting period, the highest returns derived from NGL Energy Partners L.P. and NuStar Energy L.P., which returned 44.19% and 29.90%, respectively. The worst performers included Altera Infrastructure L.P. and Fortress Transportation and Infrastructure Investors LLC, which returned -29.37% and -5.04%, respectively.
The Fund invests in a broad basket of U.S. variable-rate preferred stocks. Variable rate preferred stocks are a subset of the preferred asset class, which includes securities that reset their coupon at certain intervals based on the prevailing interest rate. Therefore, these securities tend to have lower duration compared to fixed rate preferred stocks. Higher inflation and increasing market expectations of rate hikes led to a rise in bond yields during the reporting period. This resulted in investor demand for lower duration instruments, such as variable rate preferred stocks. Tight credit spreads also benefited variable rate preferred stocks as an improving macroeconomic backdrop improved company balance sheets. During the reporting period, the Fund maintained an average approximate sector allocation of 84% to Financials, 7% to Energy, and 3% to Utilities.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Variable Rate Preferred ETF	6.60%	6.70%	12.11%	12.30%
ICE U.S. Variable Rate Preferred Securities Index	6.88%	6.88%	12.42%	12.42%
S&P 500® Index	27.92%	27.92%	32.30%	32.30%

Management Discussion of Fund Performance (unaudited)
Global X Variable Rate Preferred ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on June 22, 2020.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The ICE U.S. Variable Rate Preferred Securities Index is designed to track the broad-based performance of the U.S. variable rate preferred securities market.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X MLP ETF

Global X MLP ETF
The Global X MLP ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index tracks the price movements in shares of companies that are structured as Master Limited Partnerships (“MLPs”) and that are engaged in or own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 37.49%, while the Underlying Index increased 38.19%. The Fund had a net asset value of $26.73 per share on November 30, 2020 and ended the reporting period with a net asset value of $33.59 per share on November 30, 2021.
During the reporting period, the highest returns derived from EnLink Midstream LLC and DCP Midstream LP, which returned 80.34% and 73.14%, respectively. The worst performer was TC PipeLines, L.P., which returned -0.13%.
The Fund seeks to provide exposure to midstream MLPs. Midstream MLPs operate toll-road-like business models, in which they are compensated based on the natural gas or crude oil volume they transport, store, or process. The energy market stabilized over the reporting period as the Organization of the Petroleum Exporting Countries and its allies, also known as OPEC+, implemented policies that acted as a check on production. This occurred while global demand was rising, helping to balance the energy markets. Demand for energy rose during the reporting period as economies around the world began the reopening process as the effects of the COVID-19 pandemic waned. U.S. energy production also began increasing as exploration and production companies expanded their operations in a stronger energy market. During the reporting period, merger and acquisition activity also picked up, driving equity prices higher. The Fund outperformed broad market indices as energy markets made a strong comeback.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP ETF	37.49%	37.47%	-3.71%	-3.73%	-4.58%	-4.60%	-2.18%	-2.20%
Hybrid Solactive MLP Infrastructure Index/Solactive MLP Composite Index Gross**	38.19%	38.19%	-3.28%	-3.28%	-4.03%	-4.03%	-0.77%	-0.77%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	17.90%	17.90%	15.48%	15.48%

Management Discussion of Fund Performance (unaudited)
Global X MLP ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on April 18, 2012.
** Reflects performance of Solactive MLP Composite Index through March 31, 2015 and Solactive MLP Infrastructure Index thereafter.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The Solactive MLP Composite Index tracks the price movements in shares of the largest entities that are structured as Master Limited Partnerships (MLP) and that are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of natural resources.
The Solactive MLP Infrastructure Index tracks the price movements in shares of companies that are structured as Master Limited Partnerships (MLP) and that are engaged in own and operate assets used in energy logistics, including, but not limited to, pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil or refined products.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.

Management Discussion of Fund Performance (unaudited)
Global X MLP ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X MLP & Energy Infrastructure ETF

Global X MLP & Energy Infrastructure ETF
The Global X MLP & Energy Infrastructure ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive MLP & Energy Infrastructure Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is intended to give investors a means of tracking the performance of Master Limited Partnerships (“MLPs”) and energy infrastructure corporations. Midstream energy infrastructure MLPs and corporations principally own and operate assets used in energy logistics, including but not limited to pipelines, storage facilities and other assets used in transporting, storing, gathering, and processing natural gas, natural gas liquids, crude oil, or refined products. The Underlying Index limits its exposure to partnerships in order to comply with applicable tax diversification rules. Securities must be publicly traded in the United States. The Underlying Index is maintained by Solactive AG.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 39.64%, while the Underlying Index increased 40.58%. The Fund had a net asset value of $26.59 per share on November 30, 2020 and ended the reporting period with a net asset value of $34.89 per share on November 30, 2021.
During the reporting period, the highest returns derived from Targa Resources Corp. and EnLink Midstream LLC, which returned 122.05% and 88.91%, respectively. The worst performers included Holly Energy Partners, L.P. and TC PipeLines, LP, which returned -18.34% and -0.13%, respectively.
The Fund seeks to provide tax efficient exposure to midstream MLPs, the general partners of midstream MLPs, and energy infrastructure corporations. Midstream MLPs and energy infrastructure companies operate toll-road-like business models where they are generally compensated based on the volumes of natural gas or crude oil that they transport, store, or process. The energy market gained some stability over the reporting period as the Organization of the Petroleum Exporting Countries and its allies, also known as OPEC+, implemented policies that limited production growth, while demand for oil and natural gas also increased with further economic reopenings globally as the effects of the COVID-19 pandemic waned. The result was higher oil prices, providing greater profitability and incentives for U.S. oil and gas producers to increase production. The midstream space experienced consolidation during the reporting period, piquing the interest of investors as M&A deals increased the scale and geographic diversification of several midstream entities. The Fund outperformed broader markets with other sector exposures during the reporting period as the energy markets made a strong comeback, backed by attractive valuations in the midstream segment and solid yields in an inflationary environment.

Management Discussion of Fund Performance (unaudited)
Global X MLP & Energy Infrastructure ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MLP & Energy Infrastructure ETF	39.64%	39.44%	5.73%	5.71%	1.44%	1.41%	2.02%	2.07%
Solactive MLP & Energy Infrastructure Index	40.58%	40.58%	6.34%	6.34%	2.08%	2.08%	2.67%	2.67%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	17.90%	17.90%	14.86%	14.86%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on August 6, 2013.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The Solactive MLP & Energy Infrastructure Index tracks the performance of MLPs and energy infrastructure corporations.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Management Discussion of Fund Performance (unaudited)
Global X MLP & Energy Infrastructure ETF

Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

Global X Conscious Companies ETF
The Global X Conscious Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Concinnity Conscious Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to provide exposure to U.S.-listed companies that Concinnity Advisors LP, (the “Index Provider”) believes appear to achieve financial performance in a sustainable and responsible manner, as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system (“MsOS”), as defined by the Index Provider. The Index Provider conducts its analysis based on the following five key stakeholder groups: (1) Customers, (2) Employees, (3) Suppliers, (4) Stock and Debt Holders, and (5) Communities in which the companies operate.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 25.84%, while the Underlying Index increased 26.24%. The Fund had a net asset value of $26.46 per share on November 30, 2020 and ended the reporting period with a net asset value of $32.97 per share on November 30, 2021.
During the reporting period, the highest returns derived from Nvidia Corporation and ON Semiconductor Corporation, which returned 144.07% and 113.67%, respectively. The worst performers included Universal Display Corporation and PayPal Holdings, Inc., which returned -21.92% and -20.51%, respectively.
Socially conscious companies increasingly became a focus for businesses and investors over the reporting period. Many values-based strategies apply a negative screening approach that starts with a broad market index and removes companies scoring poorly in terms of environmental, social, and governance (ESG) factors. The Underlying Index expands upon this approach by looking to identify companies that seek beneficial outcomes for a variety of stakeholders, including employees, suppliers, customers, investors, and local communities. The Fund’s investment adviser believes this methodology more proactively tailors to investor needs. During the reporting period, a focus on climate action and the transition toward net zero emissions grew causing investor and regulatory demands to increase. U.S. equities, including those in the Fund, also performed well during the reporting period, as strong earnings growth propelled these companies. The Fund’s exposure to Information Technology companies positively contributed to performance. The Fund had the highest average approximate sector exposure to the Information Technology (26%), Health Care (14%), and Consumer Discretionary (12%) sectors during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

	AVERAGE ANNUAL TOTAL RETURNFOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Conscious Companies ETF	25.84%	25.73%	18.97%	19.02%	17.50%	17.46%	17.12%	17.13%
Concinnity Conscious Companies Index	26.24%	26.24%	19.43%	19.43%	18.01%	18.01%	17.61%	17.61%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	17.90%	17.90%	17.30%	17.30%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on July 11, 2016.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The Concinnity Conscious Companies Index is designed to provide exposure to companies listed in the U.S. that operate their businesses in a sustainable and responsible manner, as measured by their ability to achieve positive outcomes that are consistent with a multi-stakeholder operating system (“MsOS”), as defined by Concinnity Advisors LP (“Concinnity”), the provider of the Concinnity Conscious Companies Index.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not

Management Discussion of Fund Performance (unaudited)
Global X Conscious Companies ETF

reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Factor ETF

Global X Adaptive U.S. Factor ETF
The Global X Adaptive U.S. Factor ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Factor Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to dynamically allocate across three sub-indices that provide exposure to U.S. equities exhibiting characteristics of one of three primary factors: value, momentum, or low volatility. Each factor is represented by a sub-index that is derived from the Solactive U.S. Large & Mid Cap Index, which is designed to measure the 1,000 largest companies, by free float market capitalization, that are exchange-listed in the United States.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 23.01%, while the Underlying Index increased 23.42%. The Fund had a net asset value of $24.91 per share on November 30, 2020 and ended the reporting period with a net asset value of $29.86 per share on November 30, 2021.
During the reporting period, the highest returns derived from Nucor Corporation and HP Inc., which returned 104.95% and 94.77%, respectively. The worst performers included Kyndryl Holdings Incorporation and Loyalty Ventures, Inc., which returned -44.56% and -38.28%, respectively.
The Fund generated strong returns as its mean reversion strategy proved appropriate for shifting investor sentiments over the reporting period. The Underlying Index employs a dynamic multifactor investment strategy, allocating across three factors: low volatility, value, and momentum. At different points over the reporting period, momentum investing and volatility reduction swung in and out of favor, as investors grappled with concerns regarding the COVID-19 pandemic and rising inflation. During the reporting period, the mean reversion strategy provided exposure to popular factors while being able to rotate out of the best performing factors quarterly. The Fund underperformed S&P 500® Index, its benchmark index (“Benchmark Index”) due to lower exposure to the higher-volatility Information Technology sector compared to the Benchmark Index. During the reporting period, the Fund maintained an average approximate sector allocation of 22% to Financials, 14% to Information Technology, and 13% to Health care.

	AVERAGE ANNUAL TOTAL RETURNFOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Adaptive U.S. Factor ETF	23.01%	23.11%	10.74%	10.71%	9.29%	9.28%
Adaptive Wealth U.S. Factor Index	23.42%	23.42%	11.10%	11.10%	9.63%	9.63%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	17.28%	17.28%

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Factor ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on August 24, 2018.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The Adaptive Wealth Strategy U.S. Factor Index employs a reversion to the mean process to dictate which investment theme to own at any given time.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Risk Management ETF

Global X Adaptive U.S. Risk Management ETF
The Global X Adaptive U.S. Risk Management ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Adaptive Wealth Strategies U.S. Risk Management Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index TR (“U.S. Equity Position”) or 100% exposure to a portfolio of U.S. Treasuries with 1-3 years remaining to maturity (“U.S. Treasury Position”). The Solactive GBS United States 500 Index TR is a float-adjusted market capitalization weighted index, which measures the performance of the equity securities of the 500 largest companies from the United States stock market across all sectors. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, rather than the total number of shares outstanding of an issuer. The Underlying Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model developed by the Index Provider. The Underlying Index seeks to anticipate periods of adverse market conditions using quantitative signals (explained in further detail below) that have been developed based on historical data.
From the inception of the Fund to the period ended November 30, 2021 (the “reporting period”), the Fund increased 20.13%, while the Underlying Index increased 19.60%. The Fund had a net asset value of $24.95 per share on January 12, 2021 and ended the reporting period with a net asset value of $29.88 per share on November 30, 2021.
During the reporting period, the highest returns derived from Moderna, Inc. and Nvidia Corporation, which returned 182.96% and 142.49%, respectively. The worst performers included Peloton Interactive, Inc. Class A and Zillow Group, Inc. Class A, which returned -71.80% and -64.45%, respectively.
The Fund generated strong returns over the reporting period, as investors sought downside risk protection for equities, and conditions were generally favorable for the Fund’s strategy. Equity markets encountered high volatility over the reporting period, stemming from fears over the COVID-19 pandemic, high commodity prices, and increasing inflation. In this environment, strategies that consider both short and long-term indicators to make investment decisions often appeal to investors. Such a strategy allows the portfolio to hedge against unfavorable market conditions for equities without taking an overly cautious position. Additionally, the Fund’s equity exposures during the risk-on stages are heavily concentrated in blue-chip tech companies, which generally appreciated strongly during the reporting period. During the reporting period, the Fund maintained an average approximate sector exposure of 29% to Information Technology, 13% to Health Care, and 12% to Consumer Discretionary.

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Risk Management ETF

	AVERAGE ANNUAL TOTAL RETURNFOR THE PERIOD ENDED NOVEMBER 30, 2021
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X Adaptive U.S. Risk Management ETF	20.13%	20.29%
Adaptive Wealth Strategies U.S. Risk Management Index	19.60%	19.60%
S&P 500® Index	21.66%	21.66%

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on January 12, 2021.
The Adaptive Wealth Strategies U.S. Risk Management Index is designed to dynamically allocate between either 100% exposure to the Solactive GBS United States 500 Index TR (“U.S. Equity Position”) or 100% exposure to a portfolio of U.S. Treasuries with 1-3 years remaining to maturity (“U.S. Treasury Position”). The Solactive GBS United States 500 Index TR is a float-adjusted market capitalization weighted index which measures the performance of the equity securities of the 500 largest companies from the United States stock market across all sectors. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, rather than the total number of shares outstanding of an issuer. The Underlying Index seeks to provide exposure to the U.S. Equity Position during periods of normal equity market returns, and seeks to provide exposure to the U.S. Treasury Position prior to and during periods of adverse market conditions, as determined by the quantitative model developed by the Index Provider. The Underlying Index seeks to anticipate periods

Management Discussion of Fund Performance (unaudited)
Global X Adaptive U.S. Risk Management ETF

of adverse market conditions using quantitative signals that have been developed based on historical data.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on the previous page and above.

Management Discussion of Fund Performance (unaudited)
Global X Founder-Run Companies ETF

Global X Founder-Run Companies ETF
The Global X Founder-Run Companies ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive U.S. Founder-Run Companies Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is comprised of companies selected from the Solactive U.S. Broad Market Index that are currently led by a CEO who is also a founder of the company. The components of the Underlying Index must have average daily value traded on their primary stock exchange in the last six months of at least $5 million USD.
For the 12-month period ended November 30, 2021 (the “reporting period”), the Fund increased 21.51%, while the Underlying Index increased 22.05%. The Fund had a net asset value of $28.66 per share on November 30, 2020 and ended the reporting period with a net asset value of $34.44 per share on November 30, 2021.
During the reporting period, the highest returns derived from Signature Bank and Fortinet, Inc., which returned 172.13% and 169.50%, respectively. The worst performers included Chemocentryx, Inc. and Peloton Interactive, Inc. Class A, which returned -83.07% and -54.44%, respectively.
The Fund generated a healthy return over the reporting period based on strong fundamentals and a favorable allocation. Founder-run companies generally focus on long-term value creation and generally avoid taking on debt. Investors favored growth strategies for much of the reporting period and avoided highly levered companies, due to uncertainty and margin compression related to the COVID-19 pandemic. From this perspective, many founder-run companies compared favorably against peers, triggering investor interest in holdings of the Underlying Index. The Fund’s equal weight allocation and diversified sector exposure also insulated performance against negative outliers during the reporting period. Its exposure to the Information Technology sector also benefited fund performance. During the reporting period, the Fund saw an average approximate sector allocation of 32% to the Information Technology sector, 15% to the Financials sector, and 14% to the Health Care sector.

	AVERAGE ANNUAL TOTAL RETURNFOR THE YEAR ENDED NOVEMBER 30, 2021
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Founder-Run Companies ETF	21.51%	22.33%	24.07%	24.24%	20.09%	20.17%
Solactive U.S. Founder-Run Companies Index	22.05%	22.05%	24.70%	24.70%	20.75%	20.75%
S&P 500® Index	27.92%	27.92%	20.38%	20.38%	17.22%	17.22%

Management Discussion of Fund Performance (unaudited)
Global X Founder-Run Companies ETF

Growth of a $10,000 Investment
(at Net Asset Value)

* The Fund commenced investment operations on February 13, 2017.
The S&P 500® Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.
The Solactive U.S. Founder-Run Companies Index is designed to provide exposure to U.S. companies in which a founder or co-founder of the company is serving as the Chief Executive Officer of the company.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when sold, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
See definition of comparative indices on the previous page and above.

Schedule of Investments		November 30, 2021
Global X Alternative Income ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 10.4%
Utilities — 10.4%
Consolidated Edison	6,185	$480,203
Dominion Energy	6,173	439,517
Duke Energy	4,614	447,604
Edison International	8,118	529,943
Entergy	4,542	455,744
OGE Energy	13,646	468,332
PPL	16,129	448,870
Southern	7,254	443,219

TOTAL COMMON STOCK
(Cost $3,535,994)		3,713,432

EXCHANGE TRADED FUNDS — 79.2%
Global X Emerging Markets Bond ETF (A) (B)	272,961	7,042,394
Global X Nasdaq 100 Covered Call ETF (A) (B)	327,909	7,381,232
Global X SuperDividend® REIT ETF (A)	760,638	6,944,625
Global X U.S. Preferred ETF (A) (B)	280,814	7,090,553

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Alternative Income ETF

	Shares	Value
EXCHANGE TRADED FUNDS — continued
TOTAL EXCHANGE TRADED FUNDS
(Cost $30,246,234)		$28,458,804

MASTER LIMITED PARTNERSHIPS — 9.9%
Energy — 7.4%
BP Midstream Partners	34,070	438,481
Enterprise Products Partners	20,724	443,286
Holly Energy Partners	24,545	411,374
Magellan Midstream Partners	9,863	457,446
MPLX	15,777	462,424
Sunoco	12,149	466,400
		2,679,411
Industrials — 1.3%
Icahn Enterprises	9,076	458,792
Utilities — 1.2%
Suburban Propane Partners	29,395	424,464
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $2,643,279)		3,562,667

SHORT-TERM INVESTMENT(C)(D) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $211,476)	211,476	211,476

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Alternative Income ETF

	Face Amount	Value
REPURCHASE AGREEMENT(C) — 0.7%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021, repurchase price $248,556 (collateralized by various U.S. Treasury Obligations, ranging in par value $1,580 - $23,233, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $252,832)

(Cost $248,556)	$248,556	$248,556
TOTAL INVESTMENTS — 100.8%
(Cost $36,885,539)		$36,194,935

Percentages are based on Net Assets of $35,920,746.
(A)	Affiliated investment.
(B)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $447,213.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $460,032.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Alternative Income ETF

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,713,432	$—	$—	$3,713,432
Exchange Traded Funds	28,458,804	—	—	28,458,804
Master Limited Partnerships	3,562,667	—	—	3,562,667
Short-Term Investment	211,476	—	—	211,476
Repurchase Agreement	—	248,556	—	248,556
Total Investments in Securities	$35,946,379	$248,556	$—	$36,194,935

For the year ended November 30, 2021, there have been no transfers in or out of Level 3.
The following is a summary of the Fund’s transactions with affiliates for the year ended November 30, 2021:

	Value at 11/30/2020	Purchases at Cost	Proceeds from Sales	Changes in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value at 11/30/2021	Shares	Income
Global X Emerging Markets Bond ETF	$0	$7,338,636	$(106,183)	$(189,399)	$(660)	$7,042,394	272,961	$43,395
Global X Nasdaq 100 Covered Call ETF	$0	$7,354,002	$(66,374)	$91,718	$1,886	$7,381,232	327,909	$130,338
Global X SuperDividend® REIT ETF	$3,618,456	$4,513,394	$(1,300,594)	$95,687	$17,682	$6,944,625	760,638	$227,771
Global X U.S. Preferred ETF	$0	$7,325,413	$(93,820)	$(140,237)	$(803)	$7,090,553	280,814	$55,243
Totals:	$3,618,456	$26,531,445	$(1,566,971)	$(142,231)	$18,105	$28,458,804		$456,747

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X S&P 500® Quality Dividend ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
Communication Services — 2.4%
Interpublic Group	3,845	$127,615
Omnicom Group	1,567	105,475
		233,090
Consumer Discretionary — 8.8%
Advance Auto Parts	658	145,234
Best Buy	1,148	122,675
Garmin	907	121,121
Genuine Parts	1,018	130,039
Leggett & Platt	2,432	98,228
Newell Brands	4,684	100,565
Whirlpool	576	125,419
		843,281
Consumer Staples — 12.7%
Campbell Soup	2,849	114,900
Clorox	738	120,183
Conagra Brands	3,518	107,475

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
General Mills	2,101	$129,779
Hershey	751	133,295
J M Smucker	964	121,917
Kraft Heinz	3,025	101,670
Mondelez International, Cl A	2,059	121,357
Procter & Gamble	964	139,375
Tyson Foods, Cl A	1,698	134,075
		1,224,026
Energy — 5.8%
Baker Hughes, Cl A	5,069	118,310
ConocoPhillips	2,191	153,655
Coterra Energy	7,600	152,608
EOG Resources	1,537	133,719
		558,292
Financials — 23.2%
Ameriprise Financial	502	145,380
BlackRock, Cl A	149	134,787
Cincinnati Financial	1,079	122,898
Citizens Financial Group	2,745	129,756
Comerica	1,761	145,335
Huntington Bancshares	9,076	134,688
Invesco	4,482	100,083
JPMorgan Chase	819	130,082
M&T Bank	837	122,713
Northern Trust	1,117	129,237
PNC Financial Services Group	694	136,718
Regions Financial	6,105	138,889
Synchrony Financial	2,661	119,186
T Rowe Price Group	671	134,166
Truist Financial	2,265	134,337
US Bancorp	2,221	122,910
Zions Bancorp	2,377	149,941
		2,231,106

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 5.6%
Amgen	535	$106,401
Cardinal Health	2,214	102,353
Pfizer	3,271	175,751
Quest Diagnostics	1,032	153,438
		537,943
Industrials — 19.8%
3M	648	110,186
CH Robinson Worldwide	1,313	124,853
Cummins	520	109,070
Eaton	896	145,206
Emerson Electric	1,354	118,935
Fastenal	2,503	148,103
General Dynamics	686	129,633
Huntington Ingalls Industries	594	105,441
Illinois Tool Works	564	130,932
L3Harris Technologies	588	122,939
Lockheed Martin	339	112,995
Robert Half International	1,449	161,085
Snap-On	550	113,251
Union Pacific	593	139,735
United Parcel Service, Cl B	640	126,957
		1,899,321
Information Technology — 7.0%
Automatic Data Processing	651	150,310
Cisco Systems	2,398	131,506
Intel	2,271	111,733
Paychex	1,251	149,119
Texas Instruments	696	133,890
		676,558
Materials — 7.3%
Amcor	10,731	121,474
CF Industries Holdings	2,442	147,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X S&P 500® Quality Dividend ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Dow	1,932	$106,125
International Paper	2,174	98,960
Newmont	1,868	102,591
Packaging Corp of America	913	119,229
		696,340
Real Estate — 7.1%
Equity Residential ‡	1,609	137,264
Public Storage ‡	439	143,719
Regency Centers ‡	1,926	133,549
Welltower ‡	1,648	131,214
Weyerhaeuser ‡	3,719	139,872
		685,618
TOTAL COMMON STOCK
(Cost $9,356,004)		9,585,575

TOTAL INVESTMENTS — 99.7%
(Cost $9,356,004)		$9,585,575

Percentages are based on Net Assets of $9,615,435.

‡	Real Estate Investment Trust

Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.2%
BERMUDA— 1.1%
Financials — 0.9%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month + 4.060%	158,683	$4,273,333
Aspen Insurance Holdings, 5.625%	151,002	3,924,542
Aspen Insurance Holdings, 5.625%	144,239	3,825,218
PartnerRe, 4.875% (A)	116,321	2,998,755
RenaissanceRe Holdings, 5.750%	151,020	3,918,969
SiriusPoint, 8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298%	124,356	3,391,188
		22,332,005
Industrials — 0.2%
Triton International, 8.000%	83,322	2,266,358

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Industrials — continued
Triton International, 6.875%	80,217	$2,143,398
		4,409,756
TOTAL BERMUDA		26,741,761
CANADA— 1.8%
Energy — 0.4%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month + 3.593%	363,532	9,571,798
Financials — 0.4%
Brookfield Finance, 4.625%	244,307	6,009,952
Brookfield Finance I UK, 4.500% (A)	130,585	3,154,934
		9,164,886
Utilities — 1.0%
Algonquin Power & Utilities, 6.875%, VAR ICE LIBOR USD 3 Month + 3.677%	166,235	4,571,463
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month + 4.010%	200,483	5,545,360
Brookfield BRP Holdings Canada, 4.625%	214,482	5,218,347
Brookfield Infrastructure Finance ULC, 5.000%	154,638	3,879,867
Brookfield Infrastructure Partners, 5.125%	119,622	2,949,879
Brookfield Infrastructure Partners, 5.000% (A)	116,234	2,910,499
		25,075,415
TOTAL CANADA		43,812,099
NETHERLANDS— 0.6%
Financials — 0.6%
Aegon, 5.100%	557,442	14,577,108
TOTAL NETHERLANDS		14,577,108

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED KINGDOM— 0.3%
Financials — 0.3%
Prudential, 6.750%	144,284	$3,657,599
Prudential, 6.500%	184,464	4,687,230
TOTAL UNITED KINGDOM		8,344,829
UNITED STATES— 95.4%
Communication Services — 5.8%
AT&T, 5.625%	497,703	13,204,060
AT&T, 5.350%	794,663	20,645,345
AT&T, 5.000%	721,568	18,544,298
AT&T, 4.750%	1,048,724	26,469,794
Qwest, 6.750%	399,390	10,288,286
Qwest, 6.500% (A)	588,852	14,780,185
Telephone and Data Systems, 6.625%	251,574	6,686,837
United States Cellular, 6.250% (A)	299,535	7,970,626
United States Cellular, 5.500%	299,530	7,652,992
United States Cellular, 5.500% (A)	303,736	7,739,193
ViacomCBS, 5.750%	151,263	7,814,247
		141,795,863
Consumer Discretionary — 3.6%
Aptiv, 5.500%	172,341	30,768,039
Brunswick, 6.375% (A)	132,708	3,494,202
Ford Motor, 6.200%	453,015	12,023,018
Ford Motor, 6.000%	482,839	12,867,659
Qurate Retail, 8.000%	187,777	19,622,696
QVC, 6.375%	128,073	3,212,071
QVC, 6.250%	299,675	7,659,693
		89,647,378
Energy — 1.5%
DCP Midstream, 7.950%, VAR ICE LIBOR USD 3 Month + 4.882%	71,517	1,767,900
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month + 4.919%	94,569	2,329,234

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month + 5.161%	483,154	$11,648,843
Energy Transfer, 7.400%	266,451	6,461,437
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month + 4.530%	269,568	6,458,849
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month + 6.880%	101,824	2,557,819
NuStar Logistics, 6.922%, VAR ICE LIBOR USD 3 Month + 6.734%	241,082	6,000,531
		37,224,613
Financials — 59.7%
Affiliated Managers Group, 5.875%	172,261	4,535,632
Affiliated Managers Group, 4.750%	165,414	4,168,433
Allstate, 5.625%	348,474	9,203,198
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month + 3.165%	299,532	7,808,799
Allstate, 5.100%	691,665	18,336,039
Allstate, 4.750%	184,231	4,845,275
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297%	179,344	4,930,167
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322%	239,628	6,422,030
American International Group, 5.850% (A)	303,636	8,049,390
Apollo Global Management, 6.375%	158,821	3,994,348
Apollo Global Management, 6.375%	184,309	4,797,563
Arch Capital Group, 5.450% (A)	189,582	4,836,237
Arch Capital Group, 4.550% (A)	303,865	7,745,519

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Argo Group International Holdings, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712% (A)	89,685	$2,379,343
Assurant, 5.250%	149,589	3,940,174
Athene Holding, 6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970%	363,273	10,095,357
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month + 4.253%	519,501	14,800,584
Athene Holding, 5.625% (A)	198,140	5,230,896
Athene Holding, 4.875%	348,617	8,826,983
Axis Capital Holdings, 5.500%	333,841	8,416,132
Bank of America, 7.250%	46,195	65,504,510
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month + 1.327%	632,146	16,694,976
Bank of America, 6.000%	808,926	21,250,486
Bank of America, 5.875%	515,046	13,633,268
Bank of America, 5.375%	837,409	21,898,245
Bank of America, 5.000%	787,378	20,298,605
Bank of America, 4.375%	662,059	16,399,201
Bank of America, 4.125%	551,670	13,460,748
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month + 0.350% (A)	195,085	4,849,813
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month + 0.650% (A)	178,937	4,176,390
Bank of America, 0.938%, VAR ICE LIBOR USD 3 Month + 0.750%	131,211	3,221,230
Bank of America, 0.688%, VAR ICE LIBOR USD 3 Month + 0.500% (A)	252,553	6,187,548
Bank of Hawaii, 4.375%	113,040	2,827,130
Brighthouse Financial, 6.750% (A)	241,104	6,574,906
Brighthouse Financial, 6.600%	254,517	6,780,333
Brighthouse Financial, 6.250%	215,430	5,639,957
Brighthouse Financial, 5.375%	336,544	8,632,354

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Capital One Financial, 6.000%	299,521	$7,488,025
Capital One Financial, 5.200%	363,902	9,097,550
Capital One Financial, 5.000%	898,855	23,298,322
Capital One Financial, 4.800%	751,504	19,246,017
Capital One Financial, 4.625%	65,881	1,690,506
Capital One Financial, 4.375%	408,549	9,993,109
Carlyle Finance, 4.625%	304,007	7,584,975
Charles Schwab, 5.950%	453,289	11,490,876
Charles Schwab, 4.450%	363,723	9,307,672
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month + 4.040%	572,110	15,584,276
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month + 4.130%	895,852	24,277,589
Citigroup Capital XIII, 6.499%, VAR ICE LIBOR USD 3 Month + 6.370%	1,345,990	36,314,810
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month + 3.642%	172,178	4,628,145
Citizens Financial Group, 5.000%	257,198	6,630,564
Cullen, 4.450%	90,020	2,292,809
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month + 4.015%	239,639	6,832,108
Equitable Holdings, 5.250%	482,776	12,581,143
Equitable Holdings, 4.300%	172,674	4,275,408
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month + 3.710%	269,589	7,367,867
Fifth Third Bancorp, 4.950%	150,933	3,977,085
First Citizens BancShares, 5.375% (A)	198,136	5,224,846
First Horizon, 4.700%	94,970	2,389,445
First Republic Bank, 4.700%	236,505	6,056,893
First Republic Bank, 4.250%	451,725	10,827,848
First Republic Bank, 4.125% (A)	299,519	7,107,586
Fulton Financial, 5.125%	114,301	2,947,823
Globe Life, 4.250%	199,656	5,011,366

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month + 3.550%	422,918	$11,714,829
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month + 3.640%	602,254	15,875,415
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month + 0.670%	811,334	19,991,270
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month + 0.750% (A)	443,525	10,946,197
Hartford Financial Services Group, 6.000%	197,947	5,249,555
Huntington Bancshares, 4.500%	299,521	7,505,996
JPMorgan Chase, 6.000%	1,108,645	29,900,156
JPMorgan Chase, 5.750%	1,016,471	27,038,129
JPMorgan Chase, 4.750%	542,656	13,891,994
JPMorgan Chase, 4.625% (A)	1,108,634	28,458,635
JPMorgan Chase, 4.550%	898,853	22,956,706
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month + 3.892%	303,120	8,951,134
KeyCorp, 5.650% (A)	254,515	6,647,932
KeyCorp, 5.625% (A)	269,584	7,063,101
KKR, 6.000% (A)	344,509	31,760,285
KKR Group Finance IX, 4.625% (A)	303,920	7,686,137
MetLife, 5.625%	485,832	12,699,649
MetLife, 4.750%	602,314	15,413,215
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month + 1.000%	363,911	9,061,384
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month + 4.320%	519,677	14,275,527
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month + 3.940%	512,395	14,024,251
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month + 3.708%	601,998	16,759,624
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month + 3.491%	601,808	17,163,564

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Morgan Stanley, 4.875%	299,531	$7,742,876
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month + 0.700% (A)	662,302	16,411,843
Navient, 6.000%	172,840	4,301,988
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month + 3.821%	312,410	8,709,990
Northern Trust, 4.700% (A)	239,627	6,280,624
Oaktree Capital Group, 6.550%	142,230	3,760,561
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month + 4.020%	144,098	3,990,074
Prudential Financial, 5.625%	342,505	9,069,532
Prudential Financial, 4.125% (A)	299,526	7,730,766
Ready Capital, 7.000% ‡	60,731	1,618,785
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month + 3.536% (A)	303,459	8,442,229
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month + 3.148%	303,476	8,318,277
Regions Financial, 4.450% (A)	244,342	6,035,247
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month + 4.040%	239,635	6,786,463
Selective Insurance Group, 4.600%	114,571	2,860,838
Signature Bank NY, 5.000%	441,133	11,257,714
State Street, 5.900%, VAR ICE LIBOR USD 3 Month + 3.108%	452,732	12,110,581
State Street, 5.350%, VAR ICE LIBOR USD 3 Month + 3.709%	303,301	8,386,273
Stifel Financial, 6.125%	139,521	3,744,744
SVB Financial Group, 5.250%	207,960	5,423,597
Synchrony Financial, 5.625%	453,051	11,915,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%	207,862	$5,514,579
Texas Capital Bancshares, 5.750%	172,275	4,455,032
Truist Financial, 5.250% (A)	348,227	9,443,916
Truist Financial, 4.750%	557,417	14,437,100
Unum Group, 6.250%	172,624	4,524,475
US Bancorp, 5.500%	348,408	9,170,099
US Bancorp, 4.000% (A)	453,349	10,948,378
US Bancorp, 3.750%	285,789	6,607,442
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month + 0.600% (A)	602,793	14,527,311
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month + 1.020% (A)	8,625	7,980,281
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210% (A)	172,320	4,862,870
W R Berkley, 4.250% (A)	154,420	4,001,022
Washington Federal, 4.875%	172,415	4,400,031
Wells Fargo, 7.500%	59,434	87,131,433
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month + 3.690%	506,470	13,765,855
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month + 3.090%	1,033,667	27,061,402
Wells Fargo, 5.625%	417,273	10,582,043
Wells Fargo, 4.750%	1,206,025	30,657,156
Wells Fargo, 4.700%	703,733	17,931,117
Wells Fargo, 4.375% (A)	632,431	15,696,937
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507%	171,825	4,788,763
W R Berkley, 5.100%	172,616	4,548,432
		1,467,885,064

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Health Care — 3.7%
Becton Dickinson, 6.000% (A)	449,391	$22,563,922
Boston Scientific, 5.500%	151,262	15,882,510
Danaher, 5.000% (A)	25,831	44,016,024
Elanco Animal Health, 5.000%	167,034	7,509,849
		89,972,305
Industrials — 1.5%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month + 3.650%	144,251	3,762,066
Fortress Transportation and Infrastructure Investors, 8.250%, VAR ICE LIBOR USD 3 Month + 6.886%	62,372	1,562,419
Fortress Transportation and Infrastructure Investors, 8.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.378%	54,415	1,397,377
Fortress Transportation and Infrastructure Investors, 8.000%, VAR ICE LIBOR USD 3 Month + 6.447%	71,397	1,790,637
Pitney Bowes, 6.700%	254,503	6,276,044
Stanley Black & Decker, 5.250%	113,247	11,662,176
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325%	327,044	9,912,704
		36,363,423
Information Technology — 0.6%
II-VI, 6.000%	34,889	9,203,021
Sabre, 6.500%	47,935	4,914,296
		14,117,317
Real Estate — 4.8%
Braemar Hotels & Resorts, 5.500% ‡	56,090	1,206,501
Brookfield Property Partners, 6.500%	106,336	2,682,857
Brookfield Property Partners, 6.375%	155,276	3,902,086
Brookfield Property Partners, 5.750%	173,082	4,098,582
Digital Realty Trust, 5.850% ‡ (A)	130,683	3,570,260

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Real Estate — continued
Digital Realty Trust, 5.200% ‡	211,166	$5,627,574
Diversified Healthcare Trust, 6.250% ‡	149,576	3,494,095
Diversified Healthcare Trust, 5.625% ‡	201,111	4,583,320
EPR Properties, 5.750% ‡	89,673	2,243,618
EPR Properties, 5.750% ‡	85,991	2,150,635
Kimco Realty, 5.250% ‡	159,194	4,086,510
Office Properties Income Trust, 6.375% ‡	96,923	2,559,736
PS Business Parks, 4.875% ‡	199,246	5,232,200
Public Storage, 5.600% ‡	175,285	4,741,459
Public Storage, 5.150% ‡	161,310	4,100,500
Public Storage, 5.050% ‡ (A)	179,678	4,583,586
Public Storage, 4.900% ‡ (A)	201,119	5,076,244
Public Storage, 4.875% ‡	188,490	4,979,906
Public Storage, 4.625% ‡ (A)	342,466	8,962,335
Public Storage, 4.125% ‡	142,793	3,582,676
Public Storage, 4.000% ‡	365,989	8,985,030
Public Storage, 3.900% ‡	98,470	2,440,087
Public Storage, 3.875% ‡ (A)	155,541	3,832,530
RLJ Lodging Trust, 1.950% ‡	192,844	5,401,560
SITE Centers, 6.375% ‡	104,737	2,621,567
Vornado Realty Trust, 5.400% ‡	179,818	4,511,634
Vornado Realty Trust, 5.250% ‡	172,603	4,434,171
Vornado Realty Trust, 5.250% ‡	190,795	4,859,549
		118,550,808
Utilities — 14.2%
AES, 6.875%	156,232	14,660,811
Alabama Power, 5.000%	144,353	3,724,307
American Electric Power, 6.125% (A)	256,516	12,505,155
CMS Energy, 5.875%	381,294	10,127,169
CMS Energy, 5.875%	167,835	4,494,621
CMS Energy, 4.200%	142,950	3,523,717

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — continued
DTE Energy, 6.250%	390,876	$18,883,220
DTE Energy, 6.000%	161,350	4,028,910
DTE Energy, 5.250%	239,619	6,182,170
DTE Energy, 4.375% (A)	130,314	3,283,913
Duke Energy, 5.750%	602,146	16,071,277
Duke Energy, 5.625%	299,536	7,949,685
Entergy Louisiana, 4.875%	156,302	3,960,693
Entergy Mississippi, 4.900%	150,271	3,801,856
Georgia Power, 5.000%	162,588	4,176,886
National Rural Utilities Cooperative Finance, 5.500%	144,279	3,840,707
NextEra Energy, 6.219%	598,784	32,334,336
NextEra Energy, 5.279%	749,108	40,519,252
NextEra Energy Capital Holdings, 5.650%	415,396	11,174,152
NextEra Energy Capital Holdings, 5.250%	345,902	8,675,222
NiSource, 7.750%	129,985	13,402,753
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632%	299,540	8,063,617
PG&E, 5.500%	239,763	27,150,762
SCE Trust II, 5.100%	128,653	3,216,325
SCE Trust III, 5.750%, VAR ICE LIBOR USD 3 Month + 2.990%	165,584	4,091,581
SCE Trust IV, 5.375%, VAR ICE LIBOR USD 3 Month + 3.132%	187,311	4,649,059
SCE Trust V, 5.450%, VAR ICE LIBOR USD 3 Month + 3.790%	172,832	4,369,193
SCE Trust VI, 5.000%	271,084	6,722,883
Sempra Energy, 5.750%	457,346	12,229,432
South Jersey Industries, 8.750%	96,631	5,008,385
Southern, 5.250%	269,576	7,017,063

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Southern, 4.950%	602,348	$15,980,292
Southern, 4.200%	453,234	11,498,547
Spire, 5.900%	144,174	3,881,164
Tennessee Valley Authority, 2.134%, VAR US Treas Yield Curve Rate T Note Const Mat 30 Yr + 0.940%	158,300	3,987,577
UGI, 7.250%	34,100	3,295,765
		348,482,457
TOTAL UNITED STATES		2,344,039,228
TOTAL PREFERRED STOCK
(Cost $2,466,703,648)		2,437,515,025

SHORT-TERM INVESTMENT(B)(C) — 1.1%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.01%
(Cost $26,984,834)	26,984,834	26,984,834

REPURCHASE AGREEMENT(B) — 1.3%
BNP Paribas
0.030%, dated 11/30/2021, to be repurchased on 12/01/2021 , repurchase price $31,717,842 (collateralized by various U.S. Treasury Obligations, ranging in par value $201,628 - $2,964,688, 0.750% - 1.130%, 02/28/2025 - 04/30/2026, with a total market value of $32,263,103)

(Cost $31,717,816)	$31,717,816	31,717,816

TOTAL INVESTMENTS — 101.6%
(Cost $2,525,406,298)		$2,496,217,675

Percentages are based on Net Assets of $2,458,022,192.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X U.S. Preferred ETF

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $56,280,886.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2021 was $58,702,650.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of November 30, 2021.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
VAR – Variable Rate

The following is a summary of the level of inputs used as of November 30, 2021, in valuing the Fund’s investments carried at value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$2,437,515,025	$—	$—	$2,437,515,025
Short-Term Investment	26,984,834	—	—	26,984,834
Repurchase Agreement	—	31,717,816	—	31,717,816
Total Investments in Securities	$2,464,499,859	$31,717,816	$—	$2,496,217,675
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Variable Rate Preferred ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
PREFERRED STOCK — 99.3%
BERMUDA— 1.3%
Financials — 1.3%
Aspen Insurance Holdings, 5.950%, VAR ICE LIBOR USD 3 Month + 4.060%	24,856	$669,372
SiriusPoint, 8.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.298%	17,672	481,915
TOTAL BERMUDA		1,151,287
CANADA— 3.0%
Energy — 1.6%
Enbridge, 6.375%, VAR ICE LIBOR USD 3 Month + 3.593%	54,298	1,429,666
Industrials — 0.4%
Atlas, 8.000%, VAR ICE LIBOR USD 3 Month + 5.008%	13,317	352,901
Utilities — 1.0%
Algonquin Power & Utilities, 6.200%, VAR ICE LIBOR USD 3 Month + 4.010%	31,669	875,964
TOTAL CANADA		2,658,531
CHINA— 0.4%
Industrials — 0.4%
Textainer Group Holdings, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.134%	13,317	357,561

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
UNITED KINGDOM— 0.0%
Energy — 0.0%
Altera Infrastructure, 8.875%, VAR ICE LIBOR USD 3 Month + 6.407%	10,544	$42,176
UNITED STATES— 94.6%
Consumer Staples — 2.6%
CHS, Ser 2, 7.100%, VAR ICE LIBOR USD 3 Month + 4.298%	37,990	1,050,803
CHS, Ser 3, 6.750%, VAR ICE LIBOR USD 3 Month + 4.155%	44,588	1,231,075
		2,281,878
Energy — 6.3%
DCP Midstream, 7.950%, VAR ICE LIBOR USD 3 Month + 4.882%	9,759	241,242
DCP Midstream, 7.875%, VAR ICE LIBOR USD 3 Month + 4.919%	14,570	358,859
Energy Transfer, 7.600%, VAR ICE LIBOR USD 3 Month + 5.161%	72,425	1,746,167
Energy Transfer, 7.400%	40,252	976,111
Energy Transfer, 7.375%, VAR ICE LIBOR USD 3 Month + 4.530%	40,730	975,891
NuStar Energy, 9.000%, VAR ICE LIBOR USD 3 Month + 6.880%	15,588	391,571
NuStar Logistics, 6.922%, VAR ICE LIBOR USD 3 Month + 6.734%	36,428	906,693
		5,596,534
Financials — 81.5%
ACRES Commercial Realty, 8.625%, VAR ICE LIBOR USD 3 Month + 5.927%‡	10,400	268,112
AGNC Investment, 6.500%, VAR ICE LIBOR USD 3 Month + 4.993%‡	36,430	922,043
AGNC Investment, 6.125%, VAR ICE LIBOR USD 3 Month + 4.697%‡	52,029	1,292,400

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Allstate, 5.100%, VAR ICE LIBOR USD 3 Month + 3.165%	45,264	$1,180,032
American Equity Investment Life Holding, 6.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.297%	27,137	745,996
American Equity Investment Life Holding, 5.950%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.322%	36,201	970,187
Annaly Capital Management, 6.750%, VAR ICE LIBOR USD 3 Month + 4.989%‡	40,053	1,016,145
Annaly Capital Management, 6.500%, VAR ICE LIBOR USD 3 Month + 4.172%‡	38,463	958,498
Argo Group International Holdings, 7.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.712%	13,557	359,667
Athene Holding, 6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.970%	54,300	1,508,997
Athene Holding, 6.350%, VAR ICE LIBOR USD 3 Month + 4.253%	78,088	2,224,727
Bank of America, 6.450%, VAR ICE LIBOR USD 3 Month + 1.327%	95,069	2,510,772
Bank of America, 4.000%, VAR ICE LIBOR USD 3 Month + 0.350%	28,702	713,532
Bank of America, 3.000%, VAR ICE LIBOR USD 3 Month + 0.650%	27,045	631,230
Bank of America, 0.688%, VAR ICE LIBOR USD 3 Month + 0.500%	38,162	934,969
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month + 5.791%‡	29,399	747,617
Chimera Investment, 8.000%, VAR ICE LIBOR USD 3 Month + 5.379%‡	18,055	460,402
Chimera Investment, 7.750%, VAR ICE LIBOR USD 3 Month + 4.743%‡	23,511	603,057
Citigroup, 6.875%, VAR ICE LIBOR USD 3 Month + 4.130%	135,400	3,669,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Citigroup, Ser J, 7.125%, VAR ICE LIBOR USD 3 Month + 4.040%	86,008	$2,342,858
Citizens Financial Group, 6.350%, VAR ICE LIBOR USD 3 Month + 3.642%	27,137	729,443
Enstar Group, 7.000%, VAR ICE LIBOR USD 3 Month + 4.015%	36,203	1,032,148
Fifth Third Bancorp, 6.625%, VAR ICE LIBOR USD 3 Month + 3.710%	40,735	1,113,288
Goldman Sachs Group, 6.375%, VAR ICE LIBOR USD 3 Month + 3.550%	63,364	1,755,183
Goldman Sachs Group, 5.500%, VAR ICE LIBOR USD 3 Month + 3.640%	90,539	2,386,608
Goldman Sachs Group, 4.000%, VAR ICE LIBOR USD 3 Month + 0.670%	122,229	3,011,723
Goldman Sachs Group, 3.750%, VAR ICE LIBOR USD 3 Month + 0.750%	67,890	1,675,525
Invesco Mortgage Capital, 7.750%, VAR ICE LIBOR USD 3 Month + 5.180%‡	14,000	351,260
Invesco Mortgage Capital, 7.500%, VAR ICE LIBOR USD 3 Month + 5.289%‡	26,009	655,947
KeyCorp, 6.125%, VAR ICE LIBOR USD 3 Month + 3.892%	45,269	1,336,794
MetLife, 4.000%, VAR ICE LIBOR USD 3 Month + 1.000%	54,295	1,351,946
MFA Financial, 6.500%, VAR ICE LIBOR USD 3 Month + 5.345%‡	24,850	588,696
Morgan Stanley, 6.375%, VAR ICE LIBOR USD 3 Month + 3.708%	69,731	1,941,311
Morgan Stanley, 5.850%, VAR ICE LIBOR USD 3 Month + 3.491%	69,732	1,988,757
Morgan Stanley, 4.000%, VAR ICE LIBOR USD 3 Month + 0.700%	76,681	1,900,155
Morgan Stanley, Ser E, 7.125%, VAR ICE LIBOR USD 3 Month + 4.320%	60,113	1,651,304
Morgan Stanley, Ser F, 6.875%, VAR ICE LIBOR USD 3 Month + 3.940%	59,266	1,622,110

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
New Residential Investment, 7.125%, VAR ICE LIBOR USD 3 Month + 5.640%‡	25,530	$633,399
New Residential Investment, 6.375%, VAR ICE LIBOR USD 3 Month + 4.969%‡	36,425	826,848
New York Community Bancorp, 6.375%, VAR ICE LIBOR USD 3 Month + 3.821%	46,624	1,299,877
New York Mortgage Trust, 8.000%, VAR ICE LIBOR USD 3 Month + 5.695%‡	13,805	352,442
New York Mortgage Trust, 7.875%, VAR ICE LIBOR USD 3 Month + 6.429%‡	16,723	422,925
New York Mortgage Trust, 6.875%, VAR United States Secured Overnight Financing Rate + 6.130%‡	11,080	274,673
People’s United Financial, 5.625%, VAR ICE LIBOR USD 3 Month + 4.020%	22,591	625,545
Regions Financial, 5.700%, VAR ICE LIBOR USD 3 Month + 3.148%	45,267	1,240,768
Regions Financial, Ser B, 6.375%, VAR ICE LIBOR USD 3 Month + 3.536%	45,267	1,259,328
Reinsurance Group of America, 5.750%, VAR ICE LIBOR USD 3 Month + 4.040%	36,202	1,025,241
State Street, 5.900%, VAR ICE LIBOR USD 3 Month + 3.108%	67,897	1,816,245
State Street, 5.350%, VAR ICE LIBOR USD 3 Month + 3.709%	45,268	1,251,660
Synovus Financial, 5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%	31,668	840,152
Two Harbors Investment, 7.250%, VAR ICE LIBOR USD 3 Month + 5.011%‡	26,686	667,684
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month + 1.020%	1,301	1,203,750
US Bancorp, 3.500%, VAR ICE LIBOR USD 3 Month + 0.600%	90,535	2,181,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Variable Rate Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Voya Financial, 5.350%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%	27,139	$765,863
Wells Fargo, 6.625%, VAR ICE LIBOR USD 3 Month + 3.690%	76,051	2,067,066
Wells Fargo, 5.850%, VAR ICE LIBOR USD 3 Month + 3.090%	156,209	4,089,552
Wintrust Financial, 6.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.507%	26,013	724,982
		72,722,672
Industrials — 2.8%
Air Lease, 6.150%, VAR ICE LIBOR USD 3 Month + 3.650%	22,589	589,121
Fortress Transportation and Infrastructure Investors, 8.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.378%	9,117	234,125
Fortress Transportation and Infrastructure Investors, 8.250%, VAR ICE LIBOR USD 3 Month + 6.886%	9,217	230,886
WESCO International, 10.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325%	48,917	1,482,674
		2,536,806
Utilities — 1.4%
NiSource, 6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632%	45,266	1,218,561
TOTAL UNITED STATES		84,356,451
TOTAL PREFERRED STOCK
(Cost $90,896,764)		88,566,006
TOTAL INVESTMENTS — 99.3%
(Cost $90,896,764)		$88,566,006

Percentages are based on Net Assets of $89,217,369.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Variable Rate Preferred ETF

‡	Real Estate Investment Trust

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
VAR – Variable Rate

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X MLP ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 96.0%
Energy — 96.0%
BP Midstream Partners	3,973,308	$51,136,474
Cheniere Energy Partners	1,224,639	51,692,012
Crestwood Equity Partners	1,780,444	45,508,149
DCP Midstream	1,704,690	44,884,488
Delek Logistics Partners	695,236	29,512,768
Energy Transfer	10,574,280	89,035,438
Enterprise Products Partners	4,762,688	101,873,896
Genesis Energy	4,283,966	43,225,217
Holly Energy Partners	2,955,603	49,535,906
Magellan Midstream Partners	1,768,539	82,024,839
MPLX	2,470,578	72,412,641
NuStar Energy	3,207,780	44,908,920
Oasis Midstream Partners	1,226,427	26,122,895
PBF Logistics	2,080,708	23,574,422
Phillips 66 Partners	1,329,678	45,794,110
Plains All American Pipeline	6,181,530	57,488,229
Shell Midstream Partners	4,092,051	46,649,381
Western Midstream Partners	2,468,894	47,476,832
Total Energy		952,856,617
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $739,455,383)		952,856,617

COMMON STOCK — 4.1%
Energy — 4.1%
EnLink Midstream	3,057,707	19,905,673

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X MLP ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess Midstream, Cl A	864,249	$21,398,805
Total Energy		41,304,478
TOTAL COMMON STOCK
(Cost $35,621,397)		41,304,478
TOTAL INVESTMENTS — 100.1%
(Cost $775,076,780)		$994,161,095

Percentages are based on Net Assets of $992,935,482.
Cl — Class
As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X MLP & Energy Infrastructure ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 76.2%
CANADA— 22.4%
Energy — 22.4%
Enbridge	1,768,586	$66,392,718
Pembina Pipeline	1,068,030	31,667,090
TC Energy	1,442,796	67,681,560
Total Energy		165,741,368
TOTAL CANADA		165,741,368
UNITED STATES— 53.8%
Energy — 53.8%
Antero Midstream	3,393,008	32,946,108
Archrock	2,195,419	16,224,147
Cheniere Energy	499,346	52,336,454
EnLink Midstream	3,748,369	24,401,882
Equitrans Midstream	3,428,861	32,985,643
Kinder Morgan	3,769,509	58,276,609
ONEOK	877,611	52,516,242
Plains GP Holdings, Cl A	2,678,056	26,780,560
Targa Resources	647,977	33,455,053
Williams	2,499,322	66,956,836
Total Energy		396,879,534
TOTAL UNITED STATES		396,879,534
TOTAL COMMON STOCK
(Cost $505,932,531)		562,620,902

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X MLP & Energy Infrastructure ETF

	Shares	Value
MASTER LIMITED PARTNERSHIPS — 23.7%
UNITED STATES— 23.7%
Energy — 23.7%
Cheniere Energy Partners	123,075	$5,194,996
DCP Midstream	274,520	7,228,112
Enable Midstream Partners	265,390	1,894,885
Energy Transfer	3,845,733	32,381,072
Enterprise Products Partners	1,558,807	33,342,882
Holly Energy Partners	136,487	2,287,522
Magellan Midstream Partners	649,278	30,113,514
MPLX	922,526	27,039,237
Phillips 66 Partners	177,169	6,101,700
Plains All American Pipeline	1,391,177	12,937,946
Shell Midstream Partners	374,178	4,265,629
Western Midstream Partners	623,285	11,985,770
Total Energy		174,773,265
TOTAL UNITED STATES		174,773,265
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $135,333,586)		174,773,265
TOTAL INVESTMENTS — 99.9%
(Cost $641,266,117)		$737,394,167

Percentages are based on Net Assets of $738,092,211.

Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Conscious Companies ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
CANADA — 1.0%
Financials — 0.5%
Toronto-Dominion Bank	43,124	$3,107,515

Information Technology — 0.5%
Shopify, Cl A *	2,183	3,322,068

TOTAL CANADA		6,429,583
UNITED STATES — 98.8%
Communication Services — 7.8%
Alphabet, Cl A *	7,579	21,508,823
AT&T	122,178	2,789,324
Comcast, Cl A	57,433	2,870,501
Meta Platforms, Cl A *	20,397	6,618,011
Netflix *	4,681	3,004,734
Omnicom Group	43,884	2,953,832
Take-Two Interactive Software *	17,232	2,858,444
T-Mobile US *	26,643	2,899,025

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Verizon Communications	58,839	$2,957,837
Walt Disney	18,346	2,658,335
		51,118,866

Consumer Discretionary — 12.4%
Amazon.com *	5,461	19,152,109
AutoZone *	1,700	3,089,019
Best Buy	26,303	2,810,739
Booking Holdings *	1,304	2,740,812
BorgWarner	69,084	2,989,956
Choice Hotels International	23,120	3,318,876
Darden Restaurants	21,381	2,949,509
eBay	38,631	2,606,047
Etsy *	12,889	3,539,062
General Motors *	53,802	3,113,522
Home Depot	8,507	3,407,989
Lowe’s	13,614	3,329,848
Lululemon Athletica *	7,388	3,357,181
Marriott International, Cl A *	20,088	2,964,185
NIKE, Cl B	19,053	3,224,530
Shake Shack, Cl A *	44,058	3,215,793
Starbucks	27,189	2,981,002
Target	12,145	2,961,437
Vail Resorts	8,781	2,912,746
VF	44,517	3,193,204
Whirlpool	14,561	3,170,512
		81,028,078

Consumer Staples — 8.6%
Campbell Soup	76,518	3,085,971
Church & Dwight	36,781	3,287,486
Clorox	19,293	3,141,865
Coca-Cola	57,198	3,000,035
Colgate-Palmolive	41,251	3,094,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Costco Wholesale	6,544	$3,529,703
Estee Lauder, Cl A	9,758	3,240,339
General Mills	49,683	3,068,919
Hershey	17,105	3,035,966
Hormel Foods	74,130	3,068,982
J M Smucker	25,328	3,203,232
Kellogg	50,129	3,066,892
Kimberly-Clark	23,409	3,050,427
McCormick	38,572	3,310,249
PepsiCo	19,470	3,110,917
Procter & Gamble	22,112	3,196,953
Sysco	39,579	2,772,113
Walgreens Boots Alliance	63,551	2,847,085
		56,111,784

Energy — 1.3%
Chevron	27,609	3,116,228
ConocoPhillips	41,056	2,879,257
ONEOK	47,964	2,870,166
		8,865,651

Financials — 8.9%
Aflac	55,080	2,982,031
Allstate	24,327	2,644,832
American Express	16,611	2,529,855
Bank of America	65,466	2,911,273
BlackRock, Cl A	3,400	3,075,674
Capital One Financial	18,515	2,601,913
Citigroup	43,634	2,779,486
CME Group, Cl A	14,287	3,150,569
FactSet Research Systems	7,230	3,387,761
Hartford Financial Services Group	41,949	2,772,829
JPMorgan Chase	18,095	2,874,029
Moody’s	8,381	3,273,954

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Morgan Stanley	30,533	$2,895,139
Northern Trust	24,809	2,870,401
PNC Financial Services Group	14,384	2,833,648
Progressive	32,565	3,026,591
Prudential Financial	27,272	2,788,835
S&P Global	6,909	3,148,639
T Rowe Price Group	15,037	3,006,648
US Bancorp	49,545	2,741,820
		58,295,927

Health Care — 13.5%
Abbott Laboratories	25,266	3,177,705
AbbVie	28,531	3,289,054
Agilent Technologies	19,678	2,969,410
Amgen	14,924	2,968,085
Becton Dickinson	12,600	2,987,964
Biogen *	11,761	2,772,538
Boston Scientific *	69,447	2,643,847
Bristol-Myers Squibb	54,895	2,944,019
Cigna	14,389	2,761,249
Edwards Lifesciences *	26,658	2,860,670
Eli Lilly	12,750	3,162,510
Gilead Sciences	46,312	3,192,286
Humana	6,818	2,861,583
IDEXX Laboratories *	4,774	2,902,926
Illumina *	7,613	2,781,257
Intuitive Surgical *	9,123	2,958,954
IQVIA Holdings *	12,100	3,135,473
Johnson & Johnson	19,025	2,966,568
Merck	38,377	2,874,821
Mettler-Toledo International *	2,114	3,200,871
PerkinElmer	17,657	3,216,399
Pfizer	72,152	3,876,727
Quest Diagnostics	21,261	3,161,086

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Regeneron Pharmaceuticals *	5,444	$3,465,269
Stryker	11,297	2,673,209
Thermo Fisher Scientific	5,093	3,223,003
Vertex Pharmaceuticals *	16,973	3,172,933
Waters *	8,526	2,797,125
Zoetis, Cl A	14,913	3,311,283
		88,308,824

Industrials — 9.3%
3M	17,227	2,929,279
Caterpillar	15,523	3,001,372
CH Robinson Worldwide	31,237	2,970,326
Cummins	12,919	2,709,760
Deere	9,128	3,154,089
Expeditors International of Washington	25,315	3,078,810
FedEx	13,370	3,080,047
Honeywell International	14,323	2,896,684
Illinois Tool Works	13,868	3,219,456
Owens Corning	34,670	2,941,403
Republic Services, Cl A	23,369	3,090,784
Rockwell Automation	10,163	3,416,801
Southwest Airlines *	65,383	2,903,005
Stanley Black & Decker	16,553	2,892,802
Union Pacific	13,111	3,089,476
United Parcel Service, Cl B	15,284	3,031,887
Verisk Analytics, Cl A	14,552	3,272,308
Waste Management	18,943	3,043,572
WW Grainger	7,129	3,431,972
Xylem	24,142	2,923,838
		61,077,671

Information Technology — 30.1%
Accenture, Cl A	8,783	3,139,044
Adobe *	4,835	3,238,725

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Advanced Micro Devices *	25,943	$4,108,593
Akamai Technologies *	28,857	3,252,184
Analog Devices	17,455	3,146,264
Apple	223,326	36,915,788
Applied Materials	22,873	3,366,677
Arista Networks *	31,844	3,950,567
Autodesk *	10,092	2,565,285
Automatic Data Processing	14,275	3,295,955
Block, Cl A *	12,283	2,558,917
CDW	16,262	3,079,372
Cisco Systems	56,405	3,093,250
Cognizant Technology Solutions, Cl A	39,420	3,073,972
Dell Technologies, Cl C *	27,190	1,535,419
F5 Networks *	14,932	3,398,225
Fiserv *	28,257	2,727,366
HubSpot *	3,826	3,087,238
Intel	62,963	3,097,780
Intuit	5,265	3,434,360
Jack Henry & Associates	17,871	2,709,780
Keysight Technologies *	17,642	3,431,016
Lam Research	5,585	3,796,962
Littelfuse	10,556	3,150,755
Mastercard, Cl A	8,678	2,732,876
Microsoft	106,765	35,295,441
Motorola Solutions	12,478	3,159,180
NVIDIA	13,682	4,470,730
ON Semiconductor *	67,624	4,154,142
Oracle	31,639	2,870,923
Paychex	25,164	2,999,549
Paycom Software *	5,813	2,543,071
PayPal Holdings *	12,958	2,395,805
salesforce.com *	10,642	3,032,544
Synopsys *	9,699	3,307,359

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Conscious Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments	15,763	$3,032,328
Trimble *	35,747	3,069,595
Tyler Technologies *	5,901	3,062,501
Universal Display	17,961	2,569,321
Visa, Cl A	13,468	2,609,694
VMware, Cl A	11,937	1,393,525
Workday, Cl A *	11,075	3,037,097
Zendesk *	23,027	2,351,287
		197,240,462

Materials — 2.3%
Air Products & Chemicals	10,690	3,072,733
Celanese, Cl A	18,481	2,797,284
Ecolab	14,062	3,114,311
International Flavors & Fragrances	21,433	3,047,130
Newmont	54,050	2,968,426
		14,999,884

Real Estate — 2.3%
American Tower, Cl A ‡	10,953	2,874,943
CBRE Group, Cl A *	29,913	2,858,785
Equinix ‡	3,794	3,081,487
Jones Lang LaSalle *	11,812	2,774,757
ProLogis ‡	21,628	3,260,421
		14,850,393

Utilities — 2.3%
American Water Works	17,714	2,986,049
Duke Energy	30,006	2,910,882
Exelon	60,701	3,200,764
NextEra Energy	36,895	3,201,748
WEC Energy Group	33,974	2,953,360
		15,252,803

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Conscious Companies ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$647,150,343
TOTAL COMMON STOCK
(Cost $568,031,028)	653,579,926
TOTAL INVESTMENTS — 99.8%
(Cost $568,031,028)	$653,579,926

Percentages are based on Net Assets of $654,764,467.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Factor ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
Communication Services — 8.6%
AT&T	97,212	$2,219,350
Charter Communications, Cl A *	2,874	1,857,409
Discovery, Cl A *	11,481	267,163
DISH Network, Cl A *	2,958	92,437
Electronic Arts	8,313	1,032,641
Frontier Communications Parent *	30,148	1,007,245
Liberty Broadband, Cl C *	5,027	778,431
Loyalty Ventures *	3,548	101,828
Lumen Technologies	69,678	859,827
Nexstar Media Group, Cl A	5,882	879,359
Omnicom Group	1,756	118,196
TEGNA	43,058	850,395
T-Mobile US *	7,245	788,328
Verizon Communications	50,074	2,517,220
ViacomCBS, Cl B	22,730	703,493
Walt Disney	5,181	750,727
Total Communication Services		14,824,049

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 8.0%
AutoZone *	499	$906,718
Dick’s Sporting Goods	1,163	136,722
Dollar General	4,106	908,658
Domino’s Pizza	1,927	1,010,018
eBay	2,183	147,265
Foot Locker	18,560	847,078
Garmin	21,986	2,936,010
H&R Block	36,853	872,679
Kohl’s	4,305	220,545
Lennar, Cl A	1,632	171,442
McDonald’s	11,192	2,737,563
Newell Brands	7,600	163,172
O’Reilly Automotive *	1,371	874,917
Starbucks	7,759	850,697
Whirlpool	756	164,612
Yum! Brands	7,019	862,214
Total Consumer Discretionary		13,810,310
Consumer Staples — 11.6%
Archer-Daniels-Midland	2,166	134,747
Bunge	10,089	873,405
Church & Dwight	10,571	944,836
Clorox	5,486	893,395
Coca-Cola	29,458	1,545,072
Costco Wholesale	2,163	1,166,679
Flowers Foods	94,961	2,451,893
Hershey	4,903	870,233
Hormel Foods	21,099	873,499
J M Smucker	1,079	136,461
Kraft Heinz	23,932	804,355
Kroger	64,257	2,668,593
Mondelez International, Cl A	14,655	863,766
PepsiCo	7,783	1,243,568

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Procter & Gamble	6,257	$904,637
Tyson Foods, Cl A	1,620	127,915
Walgreens Boots Alliance	18,208	815,718
Walmart	18,256	2,567,341
Total Consumer Staples		19,886,113
Energy — 1.9%
Baker Hughes, Cl A	6,234	145,502
Chevron	2,414	272,468
DT Midstream	15,921	730,296
HollyFrontier	23,628	763,657
Kinder Morgan	47,605	735,973
Marathon Petroleum	2,728	165,999
ONEOK	2,975	178,024
Williams	9,076	243,146
Total Energy		3,235,065
Financials — 16.0%
Aflac	4,375	236,862
AGNC Investment ‡	161,813	2,474,121
Allstate	6,884	748,428
American Financial Group	6,490	867,129
Annaly Capital Management ‡	101,207	819,777
Aon, Cl A	2,815	832,593
Arthur J Gallagher	16,519	2,690,945
Berkshire Hathaway, Cl B *	5,294	1,464,797
Blackstone Mortgage Trust, Cl A ‡	28,027	840,810
CIT Group	16,807	824,551
Citigroup	12,640	805,168
Citizens Financial Group	5,713	270,053
Comerica	1,514	124,950
Erie Indemnity, Cl A	4,447	826,297
Everest Re Group	566	145,111
Fidelity National Financial	2,818	137,828

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
First Horizon	10,704	$172,656
Intercontinental Exchange	6,786	887,066
Invesco	6,872	153,452
Jefferies Financial Group	6,894	259,077
KeyCorp	5,537	124,250
Lincoln National	1,738	115,282
Marsh & McLennan	16,172	2,652,531
Morningstar	3,105	963,575
Nasdaq	4,437	901,732
New Residential Investment ‡	77,305	821,752
New York Community Bancorp	62,652	750,571
Old Republic International	35,305	845,908
People’s United Financial	16,400	279,456
Principal Financial Group	2,115	145,047
Progressive	9,350	868,989
Prudential Financial	7,750	792,515
Radian Group	6,438	131,142
Regions Financial	5,595	127,286
Reinsurance Group of America, Cl A	1,091	103,547
Starwood Property Trust ‡	5,367	133,960
Umpqua Holdings	8,212	156,521
United Bankshares	5,019	179,329
Unum Group	30,793	711,318
Valley National Bancorp	9,493	127,586
W R Berkley	11,259	862,890
Zions Bancorp	2,017	127,232
Total Financials		27,504,090
Health Care — 16.3%
Baxter International	10,875	810,949
Bio-Rad Laboratories, Cl A *	627	472,256
Bristol-Myers Squibb	15,216	816,034
Cerner	49,563	3,491,713

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Change Healthcare *	168,815	$3,423,568
Cigna	1,107	212,433
Cooper	342	128,753
CVS Health	3,469	308,949
Danaher	2,806	902,522
Eli Lilly	3,626	899,393
Gilead Sciences	13,215	910,910
Johnson & Johnson	15,423	2,404,908
Medtronic	7,255	774,109
Merck	17,916	1,342,088
Organon	3,674	107,391
Pfizer	62,645	3,365,916
PPD *	18,812	886,045
Premier, Cl A	67,008	2,483,987
QIAGEN *	44,656	2,461,885
Quest Diagnostics	6,016	894,459
Universal Health Services, Cl B	1,049	124,548
Waters *	2,482	814,270
Total Health Care		28,037,086
Industrials — 7.9%
AMERCO	1,213	854,631
CACI International, Cl A *	3,130	812,016
FTI Consulting *	6,128	895,240
General Dynamics	631	119,240
Huntington Ingalls Industries	788	139,878
L3Harris Technologies	3,633	759,588
Landstar System	780	131,469
Lockheed Martin	7,088	2,362,572
ManpowerGroup	2,457	220,221
Northrop Grumman	2,203	768,406
nVent Electric	4,009	139,634
PACCAR	1,617	134,890

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Raytheon Technologies	1,434	$116,039
Republic Services, Cl A	25,642	3,391,411
Waste Management	16,721	2,686,563
Total Industrials		13,531,798
Information Technology — 13.3%
Accenture, Cl A	2,556	913,514
Akamai Technologies *	8,175	921,322
Alliance Data Systems	8,931	608,737
Amdocs	44,123	3,080,668
Automatic Data Processing	4,148	957,732
Black Knight *	12,458	890,373
Cisco Systems	47,750	2,618,610
Cognex	3,278	253,226
Hewlett Packard Enterprise	57,040	818,524
HP	4,607	162,535
Intel	5,739	282,359
International Business Machines	2,423	283,733
Jack Henry & Associates	13,603	2,062,623
Juniper Networks	6,429	200,135
Kyndryl Holdings *	480	7,584
Motorola Solutions	3,586	907,903
NortonLifeLock	136,508	3,392,224
Oracle	9,143	829,636
Paychex	7,249	864,081
Seagate Technology Holdings	1,636	167,968
Tyler Technologies *	5,216	2,707,000
Total Information Technology		22,930,487
Materials — 3.1%
Air Products & Chemicals	3,009	864,907
AptarGroup	6,894	824,453
Corteva	2,976	133,920
Dow	4,972	273,112

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
DuPont de Nemours	12,062	$892,106
Huntsman	3,995	126,602
International Paper	2,458	111,888
LyondellBasell Industries, Cl A	9,140	796,368
Mosaic	3,089	105,706
Sonoco Products	14,350	834,165
Steel Dynamics	2,018	120,676
United States Steel	10,582	239,259
Total Materials		5,323,162
Real Estate — 7.4%
Alexandria Real Estate Equities ‡	4,295	859,301
Camden Property Trust ‡	5,593	924,020
CoreSite Realty ‡	6,038	1,032,800
CubeSmart ‡	16,755	903,430
Digital Realty Trust ‡	5,769	967,692
Equity LifeStyle Properties ‡	10,269	834,870
Essex Property Trust ‡	2,651	899,855
Extra Space Storage ‡	4,777	955,400
Life Storage ‡	6,979	922,205
Mid-America Apartment Communities ‡	4,425	912,656
Public Storage ‡	6,206	2,031,720
SL Green Realty ‡	6,873	477,192
Sun Communities ‡	5,487	1,034,738
Total Real Estate		12,755,879
Utilities — 5.7%
Alliant Energy	15,653	857,628
Ameren	10,475	854,655
American Electric Power	10,408	843,569
Consolidated Edison	11,702	908,543
Duke Energy	12,108	1,174,597
Hawaiian Electric Industries	21,076	800,677
National Fuel Gas	15,109	873,451
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Factor ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
PNM Resources	53,868	$2,652,461
Southern	13,869	847,396
Total Utilities		9,812,977
TOTAL COMMON STOCK
(Cost $162,752,575)		171,651,016
TOTAL INVESTMENTS — 99.8%
(Cost $162,752,575)		$171,651,016

Percentages are based on Net Assets of $172,007,504.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 0.1%
Consumer Discretionary — 0.1%
MercadoLibre *	115	$136,667
CHINA— 0.1%
Consumer Discretionary — 0.1%
Yum China Holdings	1,284	64,328
KOREA— 0.0%
Consumer Discretionary — 0.0%
Coupang, Cl A *	1,594	42,241
PERU— 0.0%
Materials — 0.0%
Southern Copper	278	16,263
UNITED KINGDOM— 0.4%
Materials — 0.4%
Linde	1,319	419,628

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 99.2%
Communication Services — 10.4%
Activision Blizzard	1,885	$110,461
Alphabet, Cl A *	775	2,199,412
Alphabet, Cl C *	723	2,059,857
AMC Entertainment Holdings, Cl A *	1,512	51,317
AT&T	18,344	418,794
Charter Communications, Cl A *	301	194,530
Comcast, Cl A	11,764	587,964
Discovery, Cl C *	1,414	32,112
Discovery, Cl A *	707	16,452
DISH Network, Cl A *	742	23,188
Electronic Arts	823	102,233
Fox, Cl B	175	5,880
Fox, Cl A	915	32,675
Liberty Broadband, Cl C *	322	49,862
Liberty Broadband, Cl A *	59	8,943
Live Nation Entertainment *	392	41,807
Match Group *	752	97,752
Meta Platforms, Cl A *	6,198	2,011,003
Netflix *	1,126	722,779
Omnicom Group	656	44,155
Pinterest, Cl A *	1,449	58,047
ROBLOX, Cl A *	790	99,619
Roku, Cl A *	333	75,794
Sirius XM Holdings	3,716	22,668
Snap, Cl A *	3,276	155,970
Spotify Technology *	349	83,237
Take-Two Interactive Software *	347	57,560
T-Mobile US *	1,461	158,971
Twitter *	2,292	100,710
Verizon Communications	10,270	516,272
ViacomCBS, Cl A	5	167
ViacomCBS, Cl B	1,651	51,098

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Walt Disney	4,713	$682,914
Warner Music Group, Cl A	84	3,640
ZoomInfo Technologies, Cl A *	468	28,876
Total Communication Services		10,906,719
Consumer Discretionary — 12.9%
Airbnb, Cl A *	731	126,127
Amazon.com *	1,143	4,008,580
Aptiv *	786	126,035
AutoZone *	50	90,854
Bath & Body Works	718	53,943
Best Buy	636	67,963
Booking Holdings *	101	212,287
Burlington Stores *	155	45,435
Caesars Entertainment *	609	54,853
CarMax *	459	64,834
Carnival *	2,455	43,257
Carvana, Cl A *	266	74,592
Chewy, Cl A *	268	18,294
Chipotle Mexican Grill, Cl A *	65	106,822
Darden Restaurants	371	51,179
Dollar General	572	126,584
Dollar Tree *	694	92,878
Domino’s Pizza	90	47,173
DoorDash, Cl A *	381	68,111
DR Horton	907	88,613
DraftKings, Cl A *	796	27,502
eBay	1,805	121,765
Etsy *	374	102,693
Expedia Group *	470	75,712
Ford Motor	9,777	187,621
Garmin	359	47,941

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
General Motors *	3,303	$191,145
Genuine Parts	418	53,395
Hilton Worldwide Holdings *	798	107,786
Home Depot	2,743	1,098,872
Las Vegas Sands *	1,195	42,566
Lennar, Cl B	38	3,260
Lennar, Cl A	796	83,620
Lowe’s	1,768	432,434
Lucid Group *	1,135	60,132
Lululemon Athletica *	294	133,597
Marriott International, Cl A *	775	114,359
McDonald’s	1,925	470,855
MGM Resorts International	1,116	44,171
NIKE, Cl B	3,252	550,368
NVR *	8	41,803
O’Reilly Automotive *	168	107,211
Peloton Interactive, Cl A *	647	28,468
Ross Stores	840	91,636
Royal Caribbean Cruises *	663	46,291
Starbucks	3,007	329,687
Target	1,244	303,337
Tesla *	2,127	2,434,904
TJX	2,784	193,210
Tractor Supply	347	78,190
Ulta Beauty *	126	48,378
VF	963	69,076
Wayfair, Cl A *	252	62,456
Yum! Brands	854	104,905
Total Consumer Discretionary		13,457,760
Consumer Staples — 5.4%
Altria Group	4,629	197,381
Archer-Daniels-Midland	1,624	101,029

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Brown-Forman, Cl B	865	$60,861
Brown-Forman, Cl A	46	3,021
Church & Dwight	730	65,247
Clorox	369	60,092
Coca-Cola	9,986	523,766
Colgate-Palmolive	2,082	156,192
Conagra Brands	1,415	43,228
Constellation Brands, Cl A	445	100,272
Costco Wholesale	1,135	612,196
Estee Lauder, Cl A	545	180,978
General Mills	1,811	111,865
Hershey	383	67,979
Hormel Foods	812	33,617
Kellogg	850	52,003
Keurig Dr Pepper	2,140	72,739
Kimberly-Clark	815	106,203
Kraft Heinz	1,484	49,877
Kroger	1,795	74,546
McCormick	735	63,078
Mondelez International, Cl A	3,477	204,934
Monster Beverage *	1,128	94,504
PepsiCo	3,561	568,976
Philip Morris International	3,985	342,470
Procter & Gamble	6,252	903,914
Sysco	1,439	100,788
Tyson Foods, Cl A	807	63,721
Walgreens Boots Alliance	2,167	97,082
Walmart	3,760	528,769
Total Consumer Staples		5,641,328
Energy — 2.6%
Baker Hughes, Cl A	2,085	48,664
Cheniere Energy	760	79,656

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Chevron	4,927	$556,110
ConocoPhillips	3,381	237,110
Devon Energy	1,541	64,814
EOG Resources	1,423	123,801
Exxon Mobil	10,928	653,931
Halliburton	2,403	51,881
Hess	861	64,162
Kinder Morgan	4,658	72,013
Marathon Petroleum	1,518	92,370
Occidental Petroleum	2,594	76,912
ONEOK	1,227	73,424
Phillips 66	1,258	87,016
Pioneer Natural Resources	528	94,153
Schlumberger	4,109	117,846
Valero Energy	1,189	79,592
Williams	3,717	99,578
Total Energy		2,673,033
Financials — 10.4%
Aflac	1,448	78,395
Allstate	774	84,149
American Express	1,499	228,297
American International Group	2,479	130,395
Ameriprise Financial	269	77,902
Aon, Cl A	538	159,124
Apollo Global Management, Cl A	724	51,245
Arch Capital Group *	1,191	48,093
Ares Management, Cl A	256	20,777
Arthur J Gallagher	484	78,844
Bank of America	19,187	853,246
Bank of New York Mellon	2,154	118,018
Berkshire Hathaway, Cl B *	3,322	919,164
BlackRock, Cl A	359	324,755

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Blackstone, Cl A	1,731	$244,850
Brown & Brown	718	46,246
Capital One Financial	1,218	171,166
Charles Schwab	3,836	296,868
Chubb	923	165,651
Cincinnati Financial	392	44,649
Citigroup	5,168	329,202
Citizens Financial Group	1,228	58,048
CME Group, Cl A	885	195,160
Coinbase Global, Cl A *	311	97,965
Discover Financial Services	860	92,751
Fifth Third Bancorp	1,950	82,193
First Republic Bank	488	102,314
Franklin Resources	780	25,272
Goldman Sachs Group	862	328,413
Hartford Financial Services Group	1,077	71,190
Huntington Bancshares	4,373	64,895
Interactive Brokers Group, Cl A	268	19,784
Intercontinental Exchange	1,548	202,355
JPMorgan Chase	7,710	1,224,578
KeyCorp	2,811	63,079
KKR	1,452	108,101
Loews	814	43,516
M&T Bank	378	55,419
Markel *	31	37,039
MarketAxess Holdings	84	29,626
Marsh & McLennan	1,260	206,665
MetLife	1,588	93,152
Moody’s	457	178,522
Morgan Stanley	3,672	348,180
MSCI, Cl A	199	125,261
Nasdaq	354	71,943
Northern Trust	537	62,131

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
PNC Financial Services Group	1,063	$209,411
Principal Financial Group	758	51,984
Progressive	1,681	156,232
Prudential Financial	1,137	116,270
Raymond James Financial	501	49,243
Regions Financial	2,116	48,139
Robinhood Markets, Cl A *	2	52
Rocket, Cl A	613	9,502
S&P Global	613	279,362
State Street	933	83,009
SVB Financial Group *	131	90,695
Synchrony Financial	1,671	74,844
T Rowe Price Group	546	109,173
Tradeweb Markets, Cl A	378	36,288
Travelers	595	87,435
Truist Financial	3,329	197,443
Upstart Holdings *	100	20,489
US Bancorp	3,332	184,393
Wells Fargo	10,581	505,560
Willis Towers Watson	378	85,368
Total Financials		10,853,480
Health Care — 12.6%
10X Genomics, Cl A *	262	40,036
Abbott Laboratories	4,542	571,246
AbbVie	4,497	518,415
Agilent Technologies	865	130,529
Align Technology *	184	112,522
Alnylam Pharmaceuticals *	352	64,698
AmerisourceBergen, Cl A	365	42,249
Amgen	1,442	286,785
Anthem	618	251,050
Avantor *	1,416	55,904

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Baxter International	1,196	$89,186
Becton Dickinson	712	168,844
Biogen *	391	92,174
BioMarin Pharmaceutical *	421	36,328
Bio-Rad Laboratories, Cl A *	49	36,907
Boston Scientific *	3,993	152,014
Bristol-Myers Squibb	5,597	300,167
Catalent *	475	61,114
Centene *	1,648	117,684
Cerner	862	60,728
Charles River Laboratories International *	103	37,685
Cigna	851	163,307
Cooper	115	43,294
CVS Health	3,356	298,885
Danaher	1,634	525,560
Dexcom *	240	135,022
Edwards Lifesciences *	1,546	165,901
Elanco Animal Health *	1,263	36,299
Eli Lilly	2,183	541,471
Exact Sciences *	422	36,026
Gilead Sciences	3,147	216,923
Ginkgo Bioworks Holdings *	2,567	30,470
HCA Healthcare	617	139,189
Hologic *	868	64,866
Horizon Therapeutics *	718	74,500
Humana	313	131,369
IDEXX Laboratories *	210	127,695
Illumina *	401	146,497
Incyte *	513	34,740
Insulet *	163	47,016
Intuitive Surgical *	905	293,527
IQVIA Holdings *	517	133,970
Johnson & Johnson	6,847	1,067,653

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Laboratory Corp of America Holdings *	306	$87,311
Masimo *	118	32,818
McKesson	441	95,591
Medtronic	3,450	368,114
Merck	6,509	487,589
Mettler-Toledo International *	54	81,763
Moderna *	882	310,843
PerkinElmer	354	64,485
Pfizer	14,497	778,924
Quest Diagnostics	354	52,633
Regeneron Pharmaceuticals *	256	162,952
ResMed	416	106,018
Royalty Pharma, Cl A	903	35,912
Seagen *	389	62,240
STERIS	311	67,963
Stryker	828	195,929
Teladoc Health *	385	38,981
Teleflex	90	26,768
Thermo Fisher Scientific	1,016	642,954
UnitedHealth Group	2,440	1,083,897
Veeva Systems, Cl A *	332	93,817
Vertex Pharmaceuticals *	762	142,448
Viatris, Cl W *	3,530	43,454
Waters *	143	46,914
West Pharmaceutical Services	176	77,908
Zimmer Biomet Holdings	645	77,142
Zoetis, Cl A	1,202	266,892
Total Health Care		13,212,705
Industrials — 7.4%
3M	1,462	248,598
AMETEK	696	95,004
Boeing *	1,489	294,599

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Carrier Global	2,504	$135,516
Caterpillar	1,388	268,369
Cintas	212	89,504
Copart *	499	72,435
CoStar Group *	1,151	89,502
CSX	5,643	195,587
Cummins	420	88,095
Deere	707	244,297
Delta Air Lines *	1,885	68,237
Dover	359	58,822
Eaton	988	160,114
Emerson Electric	1,708	150,031
Equifax	354	98,642
Expeditors International of Washington	396	48,162
Fastenal	1,560	92,305
FedEx	607	139,835
Fortive	936	69,142
Generac Holdings *	145	61,080
General Dynamics	708	133,791
General Electric	2,752	261,412
HEICO, Cl A	250	31,050
HEICO	90	12,467
Honeywell International	1,763	356,550
IDEX	256	57,495
IHS Markit	850	108,647
Illinois Tool Works	692	160,648
Ingersoll Rand	1,144	66,741
Jacobs Engineering Group	395	56,311
JB Hunt Transport Services	275	52,569
Johnson Controls International	2,067	154,529
Kansas City Southern	211	61,369
L3Harris Technologies	488	102,031
Lockheed Martin	592	197,325

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Lyft, Cl A *	774	$31,432
Norfolk Southern	616	163,406
Northrop Grumman	408	142,310
Old Dominion Freight Line	248	88,082
Otis Worldwide	1,003	80,641
PACCAR	1,049	87,508
Parker-Hannifin	379	114,481
Raytheon Technologies	3,844	311,057
Republic Services, Cl A	483	63,882
Rockwell Automation	278	93,464
Rollins	742	24,694
Roper Technologies	258	119,751
Southwest Airlines *	1,694	75,214
Stanley Black & Decker	431	75,322
Trane Technologies	570	106,391
TransDigm Group *	125	72,256
TransUnion	521	57,930
Uber Technologies *	3,792	144,096
Union Pacific	1,669	393,284
United Airlines Holdings *	913	38,583
United Parcel Service, Cl B	1,862	369,364
United Rentals *	169	57,247
Verisk Analytics, Cl A	454	102,091
Waste Management	1,044	167,739
Westinghouse Air Brake Technologies	359	31,868
WW Grainger	102	49,104
Xylem	498	60,313
Total Industrials		7,702,321
Information Technology — 30.8%
Accenture, Cl A	1,638	585,421
Adobe *	1,235	827,265
Advanced Micro Devices *	3,093	489,838

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Affirm Holdings, Cl A *	361	$45,731
Akamai Technologies *	437	49,250
Amphenol, Cl A	1,706	137,469
Analog Devices	1,353	243,878
ANSYS *	206	80,645
Apple	43,463	7,184,433
Applied Materials	2,293	337,507
AppLovin, Cl A *	151	13,758
Arista Networks *	524	65,007
Atlassian, Cl A *	354	133,217
Autodesk *	549	139,550
Automatic Data Processing	1,065	245,898
Bentley Systems, Cl B	513	24,619
Bill.com Holdings *	215	60,383
Block, Cl A *	1,006	209,580
Broadcom	1,022	565,861
Broadridge Financial Solutions	375	63,214
Cadence Design Systems *	800	141,968
CDW	359	67,980
Cisco Systems	10,035	550,320
Cloudflare, Cl A *	566	106,544
Cognizant Technology Solutions, Cl A	1,546	120,557
Corning	2,273	84,306
Coupa Software *	252	49,558
Crowdstrike Holdings, Cl A *	543	117,907
Datadog, Cl A *	528	94,137
Dell Technologies, Cl C *	788	44,498
DocuSign, Cl A *	521	128,354
Enphase Energy *	367	91,750
EPAM Systems *	128	77,894
Fidelity National Information Services	1,510	157,795
Fiserv *	1,462	141,112
FleetCor Technologies *	269	55,718

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	404	$134,172
Gartner *	188	58,703
Global Payments	817	97,256
Hewlett Packard Enterprise	4,108	58,950
HP	2,725	96,138
HubSpot *	103	83,112
Intel	10,451	514,189
International Business Machines	2,278	266,754
Intuit	681	444,216
Keysight Technologies *	507	98,601
KLA	372	151,824
Kyndryl Holdings *	522	8,248
Lam Research	352	239,307
Marvell Technology	2,018	143,621
Mastercard, Cl A	2,249	708,255
Microchip Technology	1,570	130,985
Micron Technology	2,815	236,460
Microsoft	19,495	6,444,852
MongoDB, Cl A *	141	70,232
Monolithic Power Systems	93	51,472
Motorola Solutions	474	120,007
NetApp	678	60,261
NVIDIA	6,331	2,068,718
Okta, Cl A *	412	88,675
Oracle	4,072	369,493
Palantir Technologies, Cl A *	4,639	95,795
Palo Alto Networks *	233	127,437
Paychex	909	108,353
Paycom Software *	118	51,623
PayPal Holdings *	3,032	560,586
Qorvo *	338	49,426
QUALCOMM	2,885	520,916
Qualtrics International, Cl A *	138	4,466

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
RingCentral, Cl A *	265	$57,235
salesforce.com *	2,451	698,437
Seagate Technology Holdings	650	66,736
ServiceNow *	500	323,850
Skyworks Solutions	504	76,437
Snowflake, Cl A *	669	227,560
Splunk *	460	55,660

SS&C Technologies Holdings	471	35,951
Synopsys *	434	147,994
TE Connectivity	929	143,001
Teledyne Technologies *	107	44,436
Teradyne	467	71,390
Texas Instruments	2,370	455,917
Trade Desk, Cl A *	1,236	127,827
Trimble *	718	61,655
Twilio, Cl A *	452	129,340
Tyler Technologies *	94	48,784
Ubiquiti	16	4,789
UiPath, Cl A *	690	33,293
Unity Software *	387	66,715
VeriSign *	309	74,132
Visa, Cl A	4,357	844,256
VMware, Cl A	624	72,846
Western Digital *	856	49,511
Workday, Cl A *	515	141,228
Xilinx	718	164,027
Zebra Technologies, Cl A *	124	73,009
Zoom Video Communications, Cl A *	506	106,973
Zscaler *	186	64,536
Total Information Technology		32,263,550

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Materials — 1.9%
Air Products & Chemicals	551	$158,379
Albemarle	351	93,538
Amcor	4,479	50,702
Ball	921	86,068
Celanese, Cl A	340	51,462
Corteva	2,179	98,055
Dow	2,214	121,615
DuPont de Nemours	1,557	115,156
Ecolab	722	159,901
Freeport-McMoRan	3,589	133,080
International Flavors & Fragrances	726	103,215
International Paper	1,212	55,170
LyondellBasell Industries, Cl A	773	67,351
Martin Marietta Materials	145	58,509
Newmont	2,345	128,787
Nucor	853	90,640
PPG Industries	712	109,769
Sherwin-Williams	602	199,407
Vulcan Materials	415	79,531
Total Materials		1,960,335
Real Estate — 2.5%
Alexandria Real Estate Equities ‡	439	87,831
American Tower, Cl A ‡	1,153	302,640
AvalonBay Communities ‡	376	89,815
Boston Properties ‡	396	42,705
CBRE Group, Cl A *	910	86,969
Crown Castle International ‡	1,188	215,800
Digital Realty Trust ‡	740	124,128
Duke Realty ‡	1,083	63,171
Equinix ‡	227	184,369
Equity Residential ‡	844	72,002
Essex Property Trust ‡	152	51,595

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Extra Space Storage ‡	359	$71,800
Healthpeak Properties ‡	1,500	49,290
Invitation Homes ‡	1,436	58,072
Mid-America Apartment Communities ‡	363	74,869
Orion Office REIT ‡ *	115	2,044
ProLogis ‡	1,875	282,656
Public Storage ‡	427	139,791
Realty Income ‡	1,173	79,670
SBA Communications, Cl A ‡	260	89,388
Simon Property Group ‡	922	140,918
Sun Communities ‡	354	66,757
Ventas ‡	1,224	57,430
Welltower ‡	1,137	90,528
Weyerhaeuser ‡	1,725	64,877
Zillow Group, Cl A *	94	5,086
Zillow Group, Cl C *	461	25,018
Total Real Estate		2,619,219
Utilities — 2.3%
AES	1,935	45,240
Alliant Energy	718	39,339
Ameren	718	58,582
American Electric Power	1,436	116,388
American Water Works	502	84,622
Avangrid	359	18,173
CMS Energy	742	43,667
Consolidated Edison	809	62,811
Dominion Energy	2,256	160,626
DTE Energy	529	57,312
Duke Energy	1,927	186,938
Edison International	1,124	73,375
Entergy	441	44,250
Evergy	718	45,449

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Adaptive U.S. Risk Management ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Eversource Energy	1,038	$85,396
Exelon	2,811	148,224
FirstEnergy	1,508	56,791
NextEra Energy	5,029	436,417
PG&E *	4,420	52,510
PPL	2,154	59,946
Public Service Enterprise Group	1,516	94,735
Sempra Energy	818	98,054
Southern	2,626	160,449
WEC Energy Group	894	77,715
Xcel Energy	1,600	101,968
Total Utilities		2,408,977
TOTAL UNITED STATES		103,699,427
TOTAL COMMON STOCK
(Cost $105,821,881)		104,378,554
TOTAL INVESTMENTS — 99.8%
(Cost $105,821,881)		$104,378,554

Percentages are based on Net Assets of $104,574,490.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Founder-Run Companies ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
UNITED STATES— 99.9%
Communication Services — 9.4%
Meta Platforms, Cl A *	537	$174,235
Netflix *	250	160,475
Nexstar Media Group, Cl A	1,156	172,822
Pinterest, Cl A *	3,884	155,593
ROBLOX, Cl A *	2,086	263,045
Roku, Cl A *	567	129,055
Snap, Cl A *	3,297	156,970
TripAdvisor *	5,255	135,894
Twitter *	3,292	144,651
Total Communication Services		1,492,740
Consumer Discretionary — 9.6%
Airbnb, Cl A *	1,015	175,128
Carvana, Cl A *	570	159,839
ContextLogic, Cl A *	33,987	126,771
DoorDash, Cl A *	888	158,748
DraftKings, Cl A *	3,719	128,492
Peloton Interactive, Cl A *	1,892	83,248

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
QuantumScape, Cl A *	5,990	$172,752
Skechers USA, Cl A *	3,810	171,145
Tesla *	157	179,727
Wayfair, Cl A *	695	172,249
Total Consumer Discretionary		1,528,099
Consumer Staples — 0.8%
Beyond Meat *	1,750	122,955
Energy — 2.0%
New Fortress Energy, Cl A	5,777	143,790
Pioneer Natural Resources	926	165,124
Total Energy		308,914
Financials — 15.7%
Apollo Global Management, Cl A	2,252	159,397
Ares Management, Cl A	2,046	166,053
Athene Holding, Cl A *	1,990	163,021
BlackRock, Cl A	184	166,448
Blackstone, Cl A	1,251	176,954
Capital One Financial	1,148	161,328
Essent Group	3,612	150,187
First Republic Bank	803	168,357
Intercontinental Exchange	1,251	163,531
MarketAxess Holdings	423	149,188
Pinnacle Financial Partners	1,795	171,261
SEI Investments	2,750	163,982
Signature Bank NY	583	176,241
Starwood Property Trust ‡	6,804	169,828
Tradeweb Markets, Cl A	1,944	186,624
Total Financials		2,492,400
Health Care — 17.2%
Bridgebio Pharma *	3,508	142,074
Guardant Health *	1,483	155,893
Invitae *	6,537	111,129

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ionis Pharmaceuticals *	5,437	$144,080
Jazz Pharmaceuticals *	1,302	156,071
LHC Group *	1,288	147,759
Masimo *	610	169,653
Medpace Holdings *	766	158,876
Neurocrine Biosciences *	1,644	136,863
Oak Street Health *	3,668	113,525
Penumbra *	628	154,268
Regeneron Pharmaceuticals *	271	172,500
Royalty Pharma, Cl A	4,383	174,312
Seagen *	982	157,120
Twist Bioscience *	1,460	139,430
Ultragenyx Pharmaceutical *	2,065	155,350
United Therapeutics *	909	172,256
Veeva Systems, Cl A *	550	155,419
Total Health Care		2,716,578
Industrials — 4.1%
Axon Enterprise *	963	162,545
CoStar Group *	2,014	156,609
FedEx	736	169,552
Lyft, Cl A *	3,778	153,424
Total Industrials		642,130
Information Technology — 28.8%
Affirm Holdings, Cl A *	1,065	134,914
Akamai Technologies *	1,668	187,984
Avalara *	965	134,791
Block, Cl A *	681	141,873
Dell Technologies, Cl C *	1,572	88,771
Dropbox, Cl A *	5,684	139,883
Elastic *	999	155,305
EPAM Systems *	259	157,614
Euronet Worldwide *	1,546	156,718
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fortinet *	523	$173,693
Monolithic Power Systems	334	184,856
NVIDIA	678	221,543
Okta, Cl A *	700	150,661
Palantir Technologies, Cl A *	6,696	138,272
Paycom Software *	317	138,681
Pegasystems	1,460	167,637
RingCentral, Cl A *	710	153,346
salesforce.com *	580	165,277
SS&C Technologies Holdings	2,179	166,323
Synopsys *	519	176,979
Trade Desk, Cl A *	2,340	242,003
Twilio, Cl A *	595	170,259
Ubiquiti	575	172,092
VeriSign *	779	186,890
Workday, Cl A *	598	163,990
Zendesk *	1,702	173,791
Zoom Video Communications, Cl A *	632	133,611
Zscaler *	544	188,752
Total Information Technology		4,566,509
Materials — 2.0%
Steel Dynamics	2,621	156,736
Westlake Chemical	1,781	165,490
Total Materials		322,226
Real Estate — 10.3%
American Campus Communities ‡	3,226	166,913
American Homes 4 Rent, Cl A ‡	4,269	171,144
Apartment Income REIT ‡	3,232	164,056
Camden Property Trust ‡	1,062	175,453
Invitation Homes ‡	4,200	169,848
Medical Properties Trust ‡	8,126	173,003
ProLogis ‡	1,196	180,297

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		November 30, 2021
Global X Founder-Run Companies ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
STAG Industrial ‡	3,982	$173,536
Vornado Realty Trust ‡	4,067	163,249
Zillow Group, Cl C *	1,670	90,631
Total Real Estate		1,628,130
TOTAL UNITED STATES		15,820,681
TOTAL COMMON STOCK
(Cost $15,720,038)		15,820,681
TOTAL INVESTMENTS — 99.9%
(Cost $15,720,038)		$15,820,681

Percentages are based on Net Assets of $15,841,817.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of November 30, 2021, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the year ended November 30, 2021, there have been no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X Alternative Income ETF		Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF		Global X Variable Rate Preferred ETF
Assets:
Cost of Investments	$6,390,749		$9,356,004	$2,493,688,482		$90,896,764
Cost of Repurchase Agreement	248,556		—	31,717,816		—
Cost of Affiliated Investments	30,246,234		—	—		—
Investments, at Value	$7,487,575	*	$9,585,575	$2,464,499,859	*	$88,566,006
Repurchase Agreement, at Value	248,556		—	31,717,816		—
Affiliated Investments, at Value	28,458,804		—	—		—
Cash	81,996		6,570	6,447,928		328,512
Dividend, Interest, and Securities Lending Income Receivable	115,855		24,802	14,512,552		346,742
Receivable for Capital Shares Sold	—		—	8,372,329		—
Reclaim Receivable	—		136	—		—
Total Assets	36,392,786		9,617,083	2,525,550,484		89,241,260
Liabilities:
Obligation to Return Securities Lending Collateral	460,032		—	58,702,650		—
Payable due to Investment Adviser	4,224		1,648	473,127		17,766
Payable for Investment Securities Purchased	—		—	8,352,515		—
Payable for Income Distributions	—		—	—		6,125
Due to Broker	7,784		—	—		—
Total Liabilities	472,040		1,648	67,528,292		23,891
Net Assets	$35,920,746		$9,615,435	$2,458,022,192		$89,217,369
Net Assets Consist of:
Paid-in Capital	$38,962,216		$10,143,539	$2,490,474,600		$91,172,797
Total Distributable Loss	(3,041,470)		(528,104)	(32,452,408)		(1,955,428)
Net Assets	$35,920,746		$9,615,435	$2,458,022,192		$89,217,369
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,730,000		310,002	97,510,000		3,270,000
Net Asset Value, Offering and Redemption Price Per Share	$13.16		$31.02	$25.21		$27.28
*Includes Market Value of Securities on Loan	$447,213		$—	$56,280,886		$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Conscious Companies ETF
Assets:
Cost of Investments	$775,076,780	$641,266,117	$568,031,028
Investments, at Value	$994,161,095	$737,394,167	$653,579,926
Cash	2,105,883	56,678	587,815
Receivable for Investment Securities Sold	32,643,715	24,668,801	—
Receivable for Capital Shares Sold	—	2,158,280	—
Dividend, Interest, and Securities Lending Income Receivable	—	1,106,282	835,015
Reclaim Receivable	—	579,714	—
Prepaid Tax Asset	2,907,007	—	—
Due from Broker	3,250	3,000	—
Total Assets	1,031,820,950	765,966,922	655,002,756
Liabilities:
Payable for Investment Securities Purchased	35,471,838	26,558,984	—
Payable due to Investment Adviser	393,755	291,912	238,289
Cash Overdraft	—	951,202	—
Custodian Fees Payable	919	—	—
Franchise Tax Payable	18,999	—	—
Other Accrued Expenses	8,596	1,219	—
Deferred Tax Liability	2,907,007	—	—
Due to Broker	84,354	71,394	—
Total Liabilities	38,885,468	27,874,711	238,289
Net Assets	$992,935,482	$738,092,211	$654,764,467
Net Assets Consist of:
Paid-in Capital	$1,272,067,550	$877,393,939	$567,789,642
Total Distributable Earnings/(Loss)	(279,132,068)	(139,301,728)	86,974,825
Net Assets	$992,935,482	$738,092,211	$654,764,467
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	29,558,637	21,157,506	19,860,000
Net Asset Value, Offering and Redemption Price Per Share	$33.59	$34.89	$32.97

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
November 30, 2021

	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
Assets:
Cost of Investments	$162,752,575	$105,821,881	$15,720,038
Investments, at Value	$171,651,016	$104,378,554	$15,820,681
Cash	61,250	102,483	49,181
Dividend, Interest, and Securities Lending Income Receivable	334,990	123,583	5,605
Receivable for Capital Shares Sold	—	298,785	706,201
Reclaim Receivable	—	265	—
Total Assets	172,047,256	104,903,670	16,581,668
Liabilities:
Payable due to Investment Adviser	39,752	33,964	5,967
Payable for Investment Securities Purchased	—	295,216	733,884
Total Liabilities	39,752	329,180	739,851
Net Assets	$172,007,504	$104,574,490	$15,841,817
Net Assets Consist of:
Paid-in Capital	$171,741,925	$106,785,500	$16,030,826
Total Distributable Earnings/(Loss)	265,579	(2,211,010)	(189,009)
Net Assets	$172,007,504	$104,574,490	$15,841,817
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,760,002	3,500,000	460,000
Net Asset Value, Offering and Redemption Price Per Share	$29.86	$29.88	$34.44

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2021

	Global X Alternative Income ETF	Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF	Global X Variable Rate Preferred ETF
Investment Income:
Dividend Income	$689,971	$240,248	$93,285,314	$1,779,299
Dividend Income, from Affiliated Investments	456,747	—	—	—
Interest Income	5	—	1,120	—
Security Lending Income	123,374	—	626,910	—
Total Investment Income	1,270,097	240,248	93,913,344	1,779,299
Supervision and Administration Fees(1)	201,440	17,155	4,137,495	84,601
Custodian Fees(2)	355	125	16	19
Total Expenses	201,795	17,280	4,137,511	84,620
Reimbursement from Adviser (3)	(20,773)	–	–	–
Net Expenses	181,022	17,280	4,137,511	84,620
Net Investment Income	1,089,075	222,968	89,775,833	1,694,679
Net Realized Gain on:
Investments(4)	3,048,350	1,519,036	17,346,431	463,555
Affiliated Investments	18,105	—	—	—
Net Realized Gain on Investments	3,066,455	1,519,036	17,346,431	463,555
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	675,103	(214,312)	(54,576,713)	(2,428,772)
Affiliated Investments	(142,231)	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	532,872	(214,312)	(54,576,713)	(2,428,772)
Net Realized and Unrealized Gain (Loss) on Investments	3,599,327	1,304,724	(37,230,282)	(1,965,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,688,402	$1,527,692	$52,545,551	$(270,538)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	See Note 3 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended November 30, 2021

	Global X MLP ETF	Global X MLP & Energy Infrastructure ETF	Global X Conscious Companies ETF
Investment Income:
Distributions from Master Limited Partnerships	$74,400,953	$—	$—
Less: Return of Capital Distributions	(74,400,953)	—	—
Dividend Income	2,145,244	13,669,311	6,948,071
Interest Income	179	36	33
Security Lending Income	—	23,926	—
Less: Foreign Taxes Withheld	—	(1,527,565)	(16,765)
Total Investment Income	2,145,423	12,165,708	6,931,339
Supervision and Administration Fees(1)	4,040,677	3,215,197	2,088,608
Custodian Fees(2)	12,259	9,629	38
Net Expenses	4,052,936	3,224,826	2,088,646
Net Investment Income (Loss), Before Taxes	(1,907,513)	8,940,882	4,842,693
Tax Benefit/(Expense), net of valuation allowance	166,972	–	–
Net Investment Income (Loss), Net of Taxes	(1,740,541)	8,940,882	4,842,693
Net Realized Gain (Loss) on:
Investments(3)	(24,709,425)	31,688,781	81,365,114
Net Realized Gain (Loss) on Investments	(24,709,425)	31,688,781	81,365,114
Net Change in Unrealized Appreciation on:
Investments	262,177,887	192,051,800	18,829,589
Net Change in Unrealized Appreciation on Investments	262,177,887	192,051,800	18,829,589
Net Realized and Unrealized Gain on Investments	237,468,462	223,740,581	100,194,703
Net Increase in Net Assets Resulting from Operations	$235,727,921	$232,681,463	$105,037,396

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year/period ended November 30, 2021

	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF*	Global X Founder-Run Companies ETF
Investment Income:
Dividend Income	$3,992,287	$935,340	$118,236
Interest Income	—	1	—
Less: Foreign Taxes Withheld	(187)	(199)	—
Total Investment Income	3,992,100	935,142	118,236
Supervision and Administration Fees(1)	456,051	260,736	53,821
Custodian Fees(2)	422	—	15
Total Expenses	456,473	260,736	53,836
Net Investment Income	3,535,627	674,406	64,400
Net Realized Gain on:
Investments(3)	29,215,810	12,780,557	2,412,957
Net Realized Gain on Investments	29,215,810	12,780,557	2,412,957
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	766,875	(1,443,327)	(1,000,519)
Net Change in Unrealized Appreciation (Depreciation) on Investments	766,875	(1,443,327)	(1,000,519)
Net Realized and Unrealized Gain on Investments	29,982,685	11,337,230	1,412,438
Net Increase in Net Assets Resulting from Operations	$33,518,312	$12,011,636	$1,476,838

*	The Fund commenced operations on January 12, 2021.
(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Alternative Income ETF		Global X S&P 500® Quality Dividend ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income	$1,089,075	$1,086,630	$222,968	$188,071
Net Realized Gain (Loss) on Investments (1)	3,066,455	(4,112,218)	1,519,036	471,553
Net Change in Unrealized Appreciation (Depreciation) on Investments	532,872	(823,634)	(214,312)	(252,255)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,688,402	(3,849,222)	1,527,692	407,369
Distributions	(1,353,663)	(1,871,599)	(224,212)	(208,533)
Return of Capital	(578,074)	(218,100)	—	(950)
Capital Share Transactions:
Issued	21,228,614	3,221,003	7,407,813	8,382,103
Redeemed	(7,637,384)	(5,721,323)	(5,396,072)	(11,557,981)
Increase (Decrease) in Net Assets from Capital Share Transactions	13,591,230	(2,500,320)	2,011,741	(3,175,878)
Total Increase (Decrease) in Net Assets	16,347,895	(8,439,241)	3,315,221	(2,977,992)
Net Assets:
Beginning of Year	19,572,851	28,012,092	6,300,214	9,278,206
End of Year	$35,920,746	$19,572,851	$9,615,435	$6,300,214
Share Transactions:
Issued	1,600,000	300,000	240,000	350,000
Redeemed	(570,000)	(500,000)	(180,000)	(450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,030,000	(200,000)	60,000	(100,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X U.S. Preferred ETF		Global X Variable Rate Preferred ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Period Ended November 30, 2020(1)
Operations:
Net Investment Income	$89,775,833	$37,998,789	$1,694,679	$57,108
Net Realized Gain (Loss) on Investments (2)	17,346,431	(6,299,727)	463,555	84,037
Net Change in Unrealized Appreciation (Depreciation) on Investments	(54,576,713)	18,485,011	(2,428,772)	98,014
Net Increase (Decrease) in Net Assets Resulting from Operations	52,545,551	50,184,073	(270,538)	239,159
Distributions	(89,185,080)	(37,989,950)	(1,427,978)	(49,000)
Return of Capital	—	—	(167,337)	—
Capital Share Transactions:
Issued	1,718,401,660	520,184,945	97,594,459	2,485,001
Redeemed	(92,290,075)	(248,979,070)	(7,859,878)	(1,326,519)
Increase in Net Assets from Capital Share Transactions	1,626,111,585	271,205,875	89,734,581	1,158,482
Total Increase in Net Assets	1,589,472,056	283,399,998	87,868,728	1,348,641
Net Assets:
Beginning of Year/Period	868,550,136	585,150,138	1,348,641	—
End of Year/Period	$2,458,022,192	$868,550,136	$89,217,369	$1,348,641
Share Transactions:
Issued	66,860,000	21,150,000	3,500,000	100,000
Redeemed	(3,600,000)	(10,500,000)	(280,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	63,260,000	10,650,000	3,220,000	50,000

(1)	The Fund commenced operations on June 22, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MLP ETF		Global X MLP & Energy Infrastructure ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income (Loss)	$(1,740,541)	$(6,359,344)	$8,940,882	$15,097,236
Net Realized Gain (Loss) on Investments (1)	(24,709,425)	(324,548,352)	31,688,781	(91,676,583)
Net Change in Unrealized Appreciation (Depreciation) on Investments	262,177,887	(4,748,459)	192,051,800	(34,621,560)
Net Increase (Decrease) in Net Assets Resulting from Operations	235,727,921	(335,656,155)	232,681,463	(111,200,907)
Distributions	—	—	(22,548,205)	(41,140,675)
Return of Capital	(80,150,843)	(95,194,445)	(22,509,388)	(6,129,052)
Capital Share Transactions:
Issued	237,875,194	448,082,413	226,639,862	261,977,997
Redeemed	(88,093,480)	(276,699,657)	(214,515,108)	(177,463,590)
Increase in Net Assets from Capital Share Transactions	149,781,714	171,382,756	12,124,754	84,514,407
Total Increase (Decrease) in Net Assets	305,358,792	(259,467,844)	199,748,624	(73,956,227)
Net Assets:
Beginning of Year	687,576,690	947,044,534	538,343,587	612,299,814
End of Year	$992,935,482	$687,576,690	$738,092,211	$538,343,587
Share Transactions:
Issued	6,810,000	13,991,667	6,860,000	9,016,667
Redeemed	(2,970,000)	(9,823,030)	(5,950,000)	(7,069,161)
Net Increase in Shares Outstanding from Share Transactions	3,840,000	4,168,637	910,000	1,947,506

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Conscious Companies ETF		Global X Adaptive U.S. Factor ETF
	Year Ended November 30, 2021	Year Ended November 30, 2020	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income	$4,842,693	$3,300,453	$3,535,627	$4,315,387
Net Realized Gain (Loss) on Investments (1)	81,365,114	28,263,788	29,215,810	(11,538,028)
Net Change in Unrealized Appreciation (Depreciation) on Investments	18,829,589	53,212,614	766,875	(1,379,090)
Net Increase (Decrease) in Net Assets Resulting from Operations	105,037,396	84,776,855	33,518,312	(8,601,731)
Distributions	(4,254,673)	(1,877,907)	(4,080,634)	(5,174,718)
Return of Capital	—	—	(298,947)	(635,325)
Capital Share Transactions:
Issued	333,414,724	312,745,124	37,224,536	158,831,557
Redeemed	(182,932,213)	(77,604,275)	(38,840,101)	(189,499,311)
Increase (Decrease) in Net Assets from Capital Share Transactions	150,482,511	235,140,849	(1,615,565)	(30,667,754)
Total Increase (Decrease) in Net Assets	251,265,234	318,039,797	27,523,166	(45,079,528)
Net Assets:
Beginning of Year	403,499,233	85,459,436	144,484,338	189,563,866
End of Year	$654,764,467	$403,499,233	$172,007,504	$144,484,338
Share Transactions:
Issued	10,500,000	14,850,000	1,400,000	6,650,000
Redeemed	(5,890,000)	(3,300,000)	(1,440,000)	(8,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	4,610,000	11,550,000	(40,000)	(1,550,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
	Period Ended November 30, 2021(1)	Year Ended November 30, 2021	Year Ended November 30, 2020
Operations:
Net Investment Income	$674,406	$64,400	$21,945
Net Realized Gain (Loss) on Investments (2)	12,780,557	2,412,957	(1,120,416)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,443,327)	(1,000,519)	942,221
Net Increase (Decrease) in Net Assets Resulting from Operations	12,011,636	1,476,838	(156,250)
Distributions	(241,843)	(67,743)	(13,936)
Capital Share Transactions:
Issued	184,056,392	14,648,680	6,247,607
Redeemed	(91,251,695)	(5,948,213)	(4,444,963)
Increase in Net Assets from Capital Share Transactions	92,804,697	8,700,467	1,802,644
Total Increase in Net Assets	104,574,490	10,109,562	1,632,458
Net Assets:
Beginning of Year/Period	—	5,732,255	4,099,797
End of Year/Period	$104,574,490	$15,841,817	$5,732,255
Share Transactions:
Issued	6,600,000	430,000	300,000
Redeemed	(3,100,000)	(170,000)	(300,000)
Net Increase in Shares Outstanding from Share Transactions	3,500,000	260,000	—

(1)	The Fund commenced operations on January 12, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Alternative Income ETF
2021	11.51	0.49	2.05	2.54	(0.62)	—	(0.27)
2020	14.74	0.66	(2.64)	(1.98)	(0.98)	(0.15)	(0.12)
2019	14.52	0.94	0.44	1.38	(1.07)	(0.09)	—
2018	15.40	0.92	(0.64)	0.28	(1.16)	—	—
2017	14.65	1.04	0.85	1.89	(1.01)	—	(0.13)
Global X S&P 500® Quality Dividend ETF
2021	25.20	0.78	5.84	6.62	(0.80)	—	—
2020	26.51	0.75	(1.24)	(0.49)	(0.82)	—	— ***
2019	24.60	0.75	1.89	2.64	(0.73)	—	—
2018(1)	25.00	0.26	(0.44)	(0.18)	(0.22)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.89)	13.16	22.52	35,921	0.63	^‡‡	3.77		86.85
(1.25)	11.51	(13.13)	19,573	0.75		5.61		52.78
(1.16)	14.74	9.89	28,012	0.75		6.39		18.16
(1.16)	14.52	1.89	16,698	0.75		6.19		18.32
(1.14)	15.40	13.24	11,549	0.75		6.75		34.84

(0.80)	31.02	26.45	9,615	0.20		2.60		70.66
(0.82)	25.20	(1.47)	6,300	0.20		3.27		93.40
(0.73)	26.51	11.01	9,278	0.28	‡	2.99		49.18
(0.22)	24.60	(0.72)	2,460	0.36	†	2.70	†	1.18

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
^	Effective September 28, 2021, the fund’s fee were permanently lowered to 0.50%.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡
Effective April 1, 2019, the Fund’s fees were permanently lowered to 0.20%. Prior to April 1, 2019, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.31% for the year ended November 30, 2019.

‡‡
The ratio of Expenses to Average Net Assets includes the effect of a reimbursement of acquired fund fees (See Note 3 in Notes to Financial Statements). If these offsets and acquired fund fees were excluded, the ratio would have been 0.70%.

(1)	The Fund commenced operations on July 13, 2018.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X U.S. Preferred ETF
2021	25.36	1.28	(0.12)	1.16	(1.31)	—	—
2020	24.79	1.33	0.58	1.91	(1.34)	—	—
2019	22.97	1.36	1.83	3.19	(1.37)	—	—
2018	25.03	1.44	(2.08)	(0.64)	(1.42)	—	—
2017(1)	25.08	0.44	(0.25)	0.19	(0.24)	—	—
Global X Variable Rate Preferred ETF
2021	26.97	1.40	0.37	1.77	(1.29)	(0.02)	(0.15)
2020(2)	24.85	0.61	2.00	2.61	(0.49)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(1.31)	25.21	4.61	2,458,022	0.23	^^	4.99		47.89
(1.34)	25.36	8.13	868,550	0.23	^^	5.49		39.14
(1.37)	24.79	14.25	585,150	0.24		5.57		32.93
(1.42)	22.97	(2.72)	188,314	0.23		5.98		42.90
(0.24)	25.03	0.75	26,276	0.23	†	8.01	†	3.82

(1.46)	27.28	6.60	89,217	0.25		5.01		26.17
(0.49)	26.97	10.59	1,349	0.25	†	5.38	†	10.96

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^^	Effective April 1, 2020, until April 1, 2021, the ratio of Expenses to Average Net Assets included the effect of a waiver. If these offsets were excluded, the ratio would have been 0.23%.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on September 11, 2017.
(2)	The Fund commenced operations on June 22, 2020.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X MLP ETF
2021	26.73	(0.06)	9.97	9.91	—	—	(3.05)
2020(1)	43.92	(0.26)	(13.13)	(13.39)	—	—	(3.80)
2019(1)	51.24	(0.24)	(2.76)	(3.00)	—	—	(4.32)
2018(1)	56.52	(0.24)	(0.42)	(0.66)	(0.12)	—	(4.50)
2017(1)	67.44	(0.30)	(5.88)	(6.18)	— ***	—	(4.74)
Global X MLP & Energy Infrastructure ETF
2021	26.59	0.42	9.97	10.39	(1.05)	—	(1.04)
2020(2)	33.45	0.71	(5.33)	(4.62)	(1.95)	—	(0.29)
2019(2)	36.39	1.14	(1.89)	(0.75)	(2.01)	—	(0.18)
2018(2)	38.40	1.05	(1.11)	(0.06)	(1.56)	—	(0.39)
2017(2)	44.46	0.93	(4.62)	(3.69)	(2.16)	—	(0.21)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Tax Expense/(Benefit)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(3.05)	33.59	37.49	992,935	0.43	(0.02	)‡	(0.19)	33.79
(3.80)	26.73	(30.51)	687,577	0.46	0.46	‡	(0.85)	33.78
(4.32)	43.92	(6.54)	947,045	0.46	—	‡	(0.46)	55.65
(4.62)	51.24	(1.72)	828,622	0.45	—	‡	(0.45)	30.35
(4.74)	56.52	(9.85)	692,954	0.35	(0.11	)‡	(0.46)	35.11

(2.09)	34.89	39.64	738,092	0.45	—		1.25	16.88
(2.24)	26.59	(13.34)	538,344	0.45	—		2.66	35.86
(2.19)	33.45	(2.34)	612,300	0.45	—		3.03	36.57
(1.95)	36.39	(0.43)	540,381	0.45	—		2.65	25.68
(2.37)	38.40	(8.71)	305,980	0.45	—		2.20	40.42

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
‡	The Before Net Deferred Tax Expense/(Benefit) ratios for the periods ending November 30, 2017, 2018, 2019, 2020, and 2021 was 0.46%, 0.45%, 0.46%, 0.45%, and 0.45%.
(1)	Per share amounts have been adjusted for a 1 for 6 reverse stock split on April 28, 2020 (see Note 9 in the Notes to Financial Statements).
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on April 28, 2020 (See Note 9 in Notes to Financial Statements).

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
Global X Conscious Companies ETF
2021	26.46	0.31	6.49	6.80	(0.29)	—	—
2020	23.10	0.33	3.32	3.65	(0.27)	(0.02)	—
2019	20.55	0.37	2.68	3.05	(0.50)	—	—
2018	19.23	0.33	1.22	1.55	(0.23)	—	—
2017	15.79	0.26	3.33	3.59	(0.15)	—	—
Global X Adaptive U.S. Factor ETF
2021	24.91	0.61	5.09	5.70	(0.70)	—	(0.05)
2020	25.79	0.63	(0.67)	(0.04)	(0.70)	(0.05)	(0.09)
2019	24.39	0.89	1.53	2.42	(1.02)	— ***	—
2018(1)	25.00	0.22	(0.61)	(0.39)	(0.19)	—	(0.03)
Global X Adaptive U.S. Risk Management ETF
2021(2)	24.95	0.25	4.77	5.02	(0.09)	—	—
Global X Founder-Run Companies ETF
2021	28.66	0.18	5.94	6.12	(0.34)	—	—
2020	20.50	0.09	8.14	8.23	(0.07)	—	—
2019	18.63	0.05	2.12	2.17	(0.07)	(0.23)	—
2018	17.41	0.04	1.45	1.49	(0.04)	(0.23)	—
2017(3)	15.02	0.04	2.35	2.39	—	—	—
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

(0.29)	32.97	25.84	654,764	0.43		1.00		22.92
(0.29)	26.46	16.01	403,499	0.43		1.45		48.73
(0.50)	23.10	15.35	85,459	0.43		1.73		34.97
(0.23)	20.55	8.16	56,504	0.43		1.65		36.35
(0.15)	19.23	22.95	48,065	0.43		1.50		41.77

(0.75)	29.86	23.01	172,008	0.27		2.09		96.21
(0.84)	24.91	0.14	144,484	0.27		2.78		159.91
(1.02)	25.79	10.27	189,564	0.27		3.63		112.43
(0.22)	24.39	(1.58)	102,438	0.27	†	3.31	†	28.89

(0.09)	29.88	20.13	104,574	0.39	†	1.01	†	30.10

(0.34)	34.44	21.51	15,842	0.45		0.54		47.49
(0.07)	28.66	40.29	5,732	0.45		0.39		31.51
(0.30)	20.50	12.05	4,100	0.52		0.29		33.82
(0.27)	18.63	8.67	4,657	0.65		0.13		25.22
—	17.41	15.91	3,483	0.65	†	0.33	†	21.61

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount is less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 24, 2018.
(2)	The Fund commenced operations on January 12, 2021.
(3)	The Fund commenced operations on February 13, 2017.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
November 30, 2021

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of November 30, 2021, the Trust had one hundred and two portfolios, eighty-nine of which were operational. The financial statements herein and the related notes pertain to the Global X Alternative Income ETF (formerly, Global X SuperDividend® Alternatives ETF), Global X S&P 500® Quality Dividend ETF, Global X U.S. Preferred ETF, Global X Variable Rate Preferred ETF, Global X MLP ETF, Global X MLP & Energy Infrastructure ETF, Global X Conscious Companies ETF, Global X Adaptive U.S. Factor ETF, Global X Adaptive U.S. Risk Management ETF, and Global X Founder-Run Companies ETF (each a “Fund” and collectively, the “Funds”). Each Fund, other than the Global X Alternative Income ETF, Global X U.S. Preferred ETF, Global X Founder-Run Companies ETF and Global X Conscious Companies ETF, has elected non-diversified status under the 1940 Act.
On October 15, 2021, the Global X TargetIncomeTM 5 ETF and TargetIncomeTM Plus 2 ETF were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs in addition to other exchange-traded securities. MLPs are publicly-traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity-level taxation. To qualify as an

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
MLP, and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities, such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee of the Trust (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, each Fund may fair value a security if an event that may materially affect the value of a Fund’s security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value (“NAV”). A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of November 30, 2021, there were no securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments and fair value of investments for which the Funds have the ability to fully redeem tranches at NAV as of the measurement date or within the near term, and short-term investments valued at amortized cost); and
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at NAV as of the measurement date or within the near term).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
For the year ended November 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at November 30, 2021. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS – Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”) and are designated as being held on each Fund’s behalf by the custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty, and create one single net payment due to or from the Funds.
As of November 30, 2021, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:
	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Alternative Income ETF
BNP Paribas	$248,556	$248,556	$–	$–
Global X U.S. Preferred ETF
BNP Paribas	31,717,816	31,717,816	–	–

*	Repurchase agreements with an overnight and continuous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention, except for Global X MLP ETF, to qualify, or to continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for federal income taxes have been made in the financial statements, except for Global X MLP ETF as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof. If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of and during the year ended November 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as in income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Global X MLP ETF is taxed as a regular C‐corporation for federal income tax purposes and as such is obligated to pay federal and applicable state corporate income tax. Currently, the federal income tax rate for a corporation is 21%. This differs from most investment companies, which elect to be treated as “regulated investment companies” under Subchapter M of the Code in order to avoid paying entity level income taxes. Under current law, Global X MLP ETF is not eligible to elect treatment as regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, Global X MLP ETF will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies, which are not so obligated. Global X MLP ETF expects that a portion of the distributions that are received from MLPs may be treated as a tax‐deferred return of capital, thus reducing Global X MLP ETF’s current tax liability. However, the amount of taxes currently paid by Global X MLP ETF will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes have the potential to reduce an investor’s return from an investment in Global X MLP ETF.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.
Cash distributions from MLPs to Global X MLP ETF that exceed the Global X MLP ETF’s allocable share of such MLP’s net taxable income are considered tax‐deferred return of capital that will reduce Global X MLP ETF’s adjusted tax basis in the equity securities of the MLP. These reductions in Global X MLP ETF’s adjusted tax basis in MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by Global X MLP ETF on a subsequent sale of the securities. Global X MLP ETF will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax‐deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, Global X MLP ETF may be liable for previously deferred taxes. Global X MLP ETF will rely to some extent on information provided by the MLPs, which may not necessarily be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining Global X MLP ETF’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to Global X MLP ETF’s deferred tax liabilities as new information becomes available. Global X MLP ETF will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an estimated rate attributable to state taxes.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
CASH OVERDRAFT CHARGES – Per the terms of an agreement with the Custodian, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at NAV and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If

Notes to Financial Statements (continued)
November 30, 2021

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses the Creation Unit breakdown:

	Creation Unit Shares	Creation Fee	Value at November 30, 2021	Redemption Fee
Global X Alternative Income ETF	10,000	$300	$131,600	$300
Global X S&P 500® Quality Dividend ETF	10,000	500	310,200	500
Global X U.S. Preferred ETF	10,000	650	252,100	650
Global X Variable Rate Preferred ETF	10,000	300	272,800	300
Global X MLP ETF	10,000	250	335,900	250
Global X MLP & Energy Infrastructure ETF	10,000	250	348,900	250
Global X Conscious Companies ETF	10,000	750	329,700	750
Global X Adaptive U.S. Factor ETF	10,000	700	298,600	700
Global X Adaptive U.S. Risk Management ETF	10,000	1,300	298,800	1,300
Global X Founder-Run Companies ETF	10,000	400	344,400	400

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”). In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the respective Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the respective Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and expenses, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (continued)
November 30, 2021

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)
The Supervision and Administration Agreement for the Global X Alternative Income ETF provides that the Adviser also bears the costs for acquired fund fees and expenses generated by investments by the Global X Alternative Income ETF in affiliated investment companies. For the year ended November 30, 2021, the Adviser paid the costs for the acquired fund fees of $20,773.
The following table discloses the rates of supervision and administration fees paid by the Funds pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Alternative Income ETF(1)	0.50%
Global X S&P 500® Quality Dividend ETF	0.20%
Global X U.S. Preferred ETF*	0.23%
Global X Variable Rate Preferred ETF	0.25%
Global X MLP ETF	0.45%
Global X MLP & Energy Infrastructure ETF	0.45%
Global X Conscious Companies ETF	0.43%
Global X Adaptive U.S. Factor ETF	0.27%
Global X Adaptive U.S. Risk Management ETF	0.39%
Global X Founder-Run Companies ETF	0.45%

(1)	Prior to September 28, 2021 the Supervision and Administration Fee was 0.75%.

*
Pursuant to an expense limitation agreement between the Global X U.S. Preferred ETF (the “Fund”) and the Adviser prior to April 1, 2021, the Adviser contractually agreed to waive or reimburse fees and/or limit annual fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) would not exceed 0.23% of the Fund’s average daily net assets until April 1, 2021.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAVs; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as the Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the

Notes to Financial Statements (continued)
November 30, 2021

3. RELATED PARTY AND SERVICE PROVIDER TRANSACTIONS (continued)
records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as custodian and transfer agent of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the year ended November 30, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government, and short-term securities were:
	Purchases	Sales and Maturities
Global X Alternative Income ETF	$24,718,953	$25,671,250
Global X S&P 500® Quality Dividend ETF	13,315,004	11,306,721
Global X U.S. Preferred ETF	2,550,868,143	939,643,445
Global X Variable Rate Preferred ETF	106,587,960	17,367,283
Global X MLP ETF	529,895,130	460,584,249
Global X MLP & Energy Infrastructure ETF	341,973,363	354,058,713
Global X Conscious Companies ETF	113,226,712	113,091,119
Global X Adaptive U.S. Factor ETF	160,586,184	159,872,490
Global X Adaptive U.S. Risk Management ETF	25,206,592	22,910,899
Global X Founder-Run Companies ETF	5,668,267	5,642,006

Notes to Financial Statements (continued)
November 30, 2021

4. INVESTMENT TRANSACTIONS (continued)
For the periods ended November 30, 2021 and November 30, 2020, in-kind transactions associated with creations and redemptions were, respectively:
2021
	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Alternative Income ETF	$21,175,789	$7,393,356	$1,667,754
Global X S&P 500® Quality Dividend ETF	7,401,975	5,392,168	1,425,312
Global X U.S. Preferred ETF	1,707,913,454	92,458,603	7,162,067
Global X Variable Rate Preferred ETF	97,475,320	7,852,025	409,395
Global X MLP ETF	234,138,116	–	–
Global X MLP & Energy Infrastructure ETF	224,593,293	157,251,966	48,544,868
Global X Conscious Companies ETF	332,600,516	182,457,442	79,149,674
Global X Adaptive U.S. Factor ETF	36,703,421	39,042,509	11,547,320
Global X Adaptive U.S. Risk Management ETF	182,190,936	91,441,692	14,098,623
Global X Founder-Run Companies ETF	14,657,602	5,990,253	2,619,762

2020
	Purchases	Sales	Realized Gain/(Loss)
Global X Alternative Income ETF	$3,217,688	$5,040,683	$(384,435)
Global X S&P 500® Quality Dividend ETF	8,364,729	11,544,814	1,162,033
Global X U.S. Preferred ETF	517,546,492	248,422,827	7,241,591
Global X Variable Rate Preferred ETF	2,484,728	1,326,703	81,942
Global X MLP ETF	447,418,366	–	–
Global X MLP & Energy Infrastructure ETF	261,376,336	136,501,476	15,168,807
Global X Conscious Companies ETF	310,608,247	77,589,333	31,368,246
Global X Adaptive U.S. Factor ETF	157,955,935	188,910,310	17,541,617
Global X Founder-Run Companies ETF	6,242,948	4,435,220	(1,104,663)

During the year ended November 30, 2021, there were no purchases or sales of long-term U.S. Government securities by the Funds.

5. TAX INFORMATION
Global X MLP ETF recognizes interest and penalties, if any, related to unrecognized tax benefits within the income tax expense line in the accompanying Statement of Operations. Accrued interest and penalties, if any, are included within the related tax liability line in the Statement of Assets and Liabilities. For the year ended November 30, 2021, Global X MLP ETF did not incur any interest or penalties.
Since Global X MLP ETF will be subject to taxation on its taxable income, the NAV of Global X MLP ETF shares will also be reduced by the accrual of any current and deferred tax liabilities.

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
Global X MLP ETF’s income tax expense/(benefit) consists of the following for the year ended November 30, 2021:
	Current MLP		Deferred MLP	Total MLP
Federal	$	(2,906,395)	$53,530,801	$50,624,406
State		(167,584)	6,031,561	5,863,977
Valuation allowance		–	(56,655,355)	(56,655,355)
Total tax expense (benefit)		$(3,073,979)	$2,907,007	$(166,972)

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting and tax purposes.
Components of the Global X MLP ETF’s deferred tax assets and liabilities are as follows for the year ended November 30, 2021:
MLP
Deferred tax assets:
Federal Net Operating Loss Carryforward	$16,715,431
State Net Operating Loss Carryforward	2,275,089
Capital Loss Carryforward	46,281,963
Other	1,520,576
Less Valuation Allowance	(63,218,875)
Net unrealized gain on investment securities	(6,481,191)
Net Deferred Tax Asset/(Liability)	$(2,907,007)

Global X MLP ETF reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Global X MLP ETF are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by Global X MLP ETF in those years. The Tax Cuts and Jobs Act (TCJA) of 2017 eliminated the NOL carryback ability and replaced the 20 year carryforward period with an indefinite carryforward period for any NOLs arising in tax years beginning after December 31, 2017. The TCJA also established a limitation on the utilization of any NOLs generated in tax years beginning after December 31, 2017 to the lesser of the aggregate of available NOLs or 80% of taxable income before any NOL utilization. The 80% limitation established by the TCJA was effective for the NOLs generated in the fiscal period ending in November 30, 2019. The Coronavirus Aid,

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
Relief, and Economic Stability Act (CARES Act) was signed into law on March 27, 2020. The CARES Act delays the application of the 80% net operating loss limitation, established under the TCJA, to tax years ending November 30, 2022 and beyond. Currently, any net operating losses that may be generated by Global X MLP ETF are eligible to be carried forward indefinitely and are subject to the lesser of the aggregate of available net operating losses or 80% of taxable income before any net operating loss utilization.
Global X MLP ETF has estimated net operating loss carryforwards for federal tax income purposes as follows:
	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2019	$1,209,215	Indefinite
	11/30/2021	78,388,073	Indefinite

Global X MLP ETF has estimated capital loss carryforwards for federal income tax purposes as follows:
	Year Ended	Amount	Expiration
Global X MLP ETF	11/30/2019	$54,795,128	11/30/2024
	11/30/2020	123,982,398	11/30/2025
	11/30/2021	24,749,134	11/30/2026

Global X MLP ETF had a capital loss carryforward expire unutilized in the current year in the amount of $9,483,687.
Based upon Global X MLP ETF’s assessment, it has been determined that it is not more likely than not that Global X MLP ETF’s deferred tax assets will be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for Global X MLP ETF’s deferred tax assets. Global X MLP ETF will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change Global X MLP ETF’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Global X MLP ETF’s gross deferred tax assets.
Total income tax expense/(benefit) (current and deferred) during the year ended November 30, 2021, differs from the amount computed by applying the federal statutory income tax rate of 21% for Global X MLP ETF to net investment and realized and unrealized gain/(losses) on investment before taxes as follows:

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
For the year ended November 30, 2021:
	MLP
Income tax (benefit) at statutory rate	$49,467,799	(21.00)%
State income taxes (net of federal benefit)	4,098,761	(1.74)%
Permanent differences, net	(1,488,836)	0.63%
Effect of state tax rate change	2,421,041	(1.03)%
Other adjustments	(166,972)	(0.07)%
Capital Loss Carryforward Expiration	2,156,590	(0.92)%
Change in valuation allowance	(56,655,355)	24.05%
Net income tax expense/(benefit)	$(166,972)	(0.08)%

Global X MLP ETF recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed Global X MLP ETF’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of Global X MLP ETF. No U.S. federal or state income tax returns are currently under examination. The tax years ended November 30, 2020, 2019, and 2018, remain subject to examination by tax authorities in the United States. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file income tax returns in several states. Global X MLP ETF is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of Global X MLP ETF’s investments, Global X MLP ETF may be required to file franchise state tax returns in several states.
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
The permanent differences primarily consist of REIT adjustments, reclassification of distributions, investments in publically traded partnerships, and preferred stock adjustments. The permanent differences that are credited or charged to Paid In Capital and distributable earnings are primarily related to redemptions in kind and return of capital distributions. These differences have been reclassified to/from the following accounts during the fiscal year ended November 30, 2021:
Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Alternative Income ETF	$729,191	$(729,191)
Global X S&P 500® Quality Dividend ETF	1,396,254	(1,396,254)
Global X U.S. Preferred ETF	7,627,321	(7,627,321)
Global X Variable Rate Preferred ETF	364,360	(364,360)
Global X MLP & Energy Infrastructure ETF	20,665,059	(20,665,059)
Global X Conscious Companies ETF	78,780,406	(78,780,406)
Global X Adaptive U.S. Factor ETF	7,658,763	(7,658,763)

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Adaptive U.S. Risk Management ETF	13,980,803	(13,980,803)
Global X Founder-Run Companies ETF	2,619,172	(2,619,172)

The tax character of dividends and distributions declared during the years or periods ended November 30, 2021 and November 30, 2020 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Alternative Income ETF
2021	$1,353,663	$–	$578,074	$1,931,737
2020	1,871,599	–	218,100	2,089,699
Global X S&P 500® Quality Dividend ETF
2021	$224,212	$–	$–	$224,212
2020	208,533	–	950	209,483
Global X U.S. Preferred ETF
2021	$89,185,080	$–	$–	$89,185,080
2020	37,989,950	–	–	37,989,950
Global X Variable Rate Preferred ETF
2021	$1,419,247	$8,731	$167,337	$1,595,315
2020	49,000	–	–	49,000
Global X MLP ETF
2021	$–	$–	$80,150,843	$80,150,843
2020	–	–	95,194,445	95,194,445

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X MLP & Energy Infrastructure ETF
2021	$22,548,205	$–	$22,509,388	$45,057,593
2020	41,140,675	–	6,129,052	47,269,727
Global X Conscious Companies ETF
2021	$4,254,673	$–	$–	$4,254,673
2020	1,788,344	89,563	–	1,877,907
Global X Adaptive U.S. Factor ETF
2021	$4,080,634	$–	$298,947	$4,379,581
2020	4,904,671	270,047	635,325	5,810,043
Global X Adaptive U.S. Risk Management ETF
2021	$241,843	$–	$–	$241,843
Global X Founder-Run Companies ETF
2021	$67,743	$–	$–	$67,743
2020	13,936	–	–	13,936

As of November 30, 2021, the components of tax basis distributable earnings (accumulated losses) were as follows:
	Global X Funds
	Global X Alternative Income ETF	Global X S&P 500® Quality Dividend ETF	Global X U.S. Preferred ETF
Undistributed Ordinary Income	$–	$10,281	$3,624,949
Post October Losses	–	–	(128,026)
Capital Loss Carryforwards	(1,558,399)	(730,124)	(3,804,050)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,483,077)	191,741	(29,796,300)
Other Temporary Differences	6	(2)	2,349,001
Total Accumulated Losses	$(3,041,470)	$(528,104)	$(32,452,408)

	Global X Funds
	Global X Variable Rate Preferred ETF	Global X MLP & Energy Infrastructure ETF	Global X Conscious Companies ETF
Undistributed Ordinary Income	$–	$–	$2,654,223
Capital Loss Carryforwards	–	(150,385,884)	(708,582)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(2,346,296)	11,084,160	85,029,185
Other Temporary Differences	390,868	(4)	(1)
Total Distributable Earnings (Accumulated Losses)	$(1,955,428)	$(139,301,728)	$86,974,825

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
	Global X Funds
	Global X Adaptive U.S. Factor ETF	Global X Adaptive U.S. Risk Management ETF	Global X Founder-Run Companies ETF
Undistributed Ordinary Income	$–	$436,746	$20,766
Capital Loss Carryforwards	(8,104,769)	(4,152)	(259,716)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	8,370,349	(2,643,604)	49,942
Other Temporary Differences	(1)	–	(1)
Total Distributable Earnings (Accumulated Losses)	$265,579	$(2,211,010)	$(189,009)

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Alternative Income ETF	$148,924	$1,409,475	$1,558,399
Global X S&P 500® Quality Dividend ETF	586,335	143,789	730,124
Global X U.S. Preferred ETF	3,804,050	–	3,804,050
Global X MLP & Energy Infrastructure ETF	37,475,669	112,910,215	150,385,884
Global X Conscious Companies ETF	47,728	660,854	708,582
Global X Adaptive U.S. Factor ETF	6,644,209	1,460,560	8,104,769
Global X Adaptive U.S. Risk Management ETF	4,152	–	4,152
Global X Founder-Run Companies ETF	108,837	150,879	259,716

During the year ended November 30, 2021 the following funds utilized capital loss carryforwards to offset capital gains amounting to:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Alternative Income ETF	$1,189,400	$303,233	$1,492,633
Global X S&P 500® Quality Dividend ETF	$125,302	$–	$125,302
Global X U.S. Preferred ETF	$6.673,774	$3,210,236	$9,884,010
Global X Conscious Companies ETF	$1,759,802	$600,207	$2,360,009
Global X Adaptive U.S. Factor ETF	$11,111,880	$5,759,669	$16,871,549

Notes to Financial Statements (continued)
November 30, 2021

5. TAX INFORMATION (continued)
The adjusted cost basis of investments and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2021 for federal income tax purposes, were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Alternative Income ETF	$37,678,012	$1,259,406	$(2,742,483)	$(1,483,077)
Global X S&P 500® Quality Dividend ETF	9,393,834	607,486	(415,745)	191,741
Global X U.S. Preferred ETF	2,526,013,975	32,267,646	(62,063,946)	(29,796,300)
Global X Variable Rate Preferred ETF	90,912,302	33,890	(2,380,186)	(2,346,296)
Global X MLP ETF	965,658,405	103,521,418	(75,018,728)	28,502,690
Global X MLP & Energy Infrastructure ETF	726,310,008	120,511,969	(109,427,809)	11,084,160
Global X Conscious Companies ETF	568,550,740	93,581,247	(8,552,062)	85,029,185
Global X Adaptive U.S. Factor ETF	163,280,667	13,908,559	(5,538,210)	8,370,349
Global X Adaptive U.S. Risk Management ETF	107,022,158	3,506,841	(6,150,445)	(2,643,604)
Global X Founder-Run Companies ETF	15,770,739	1,521,383	(1,471,441)	49,942

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, mark-to-market treatment of passive foreign investment companies and adjustments in preferred stock and partnerships.
6. CONCENTRATION OF RISKS
The Funds may invest in securities in a particular asset class. Securities and other assets held in each Fund’s portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.
The Funds, except for Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF, use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying its index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not its underlying index). The Global X U.S. Preferred ETF and Global X Variable Rate Preferred ETF, use a representative sampling strategy. Representative sampling is an indexing strategy that

Notes to Financial Statements (continued)
November 30, 2021

6. CONCENTRATION OF RISKS (continued)
involves investing in a representative sample of securities that collectively has an investment profile similar to the Fund’s underlying index in terms of key risk factors, performance attributes and other characteristics. A more complete description of risks is included in each Fund’s prospectus and statement of additional information.
Each Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after
December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls (i.e., government measures designed to limit the flow of foreign capital in and out of the domestic economy) and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of a Fund, and cause a Fund to decline in value. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.

Notes to Financial Statements (continued)
November 30, 2021

7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market values of the securities loaned were to increase and the borrower did not increase the collateral accordingly and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could also experience delays and costs gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Notes to Financial Statements (continued)
November 30, 2021

7. LOANS OF PORTFOLIO SECURITIES (continued)
As of November 30, 2021, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Alternative Income ETF
BOFA Securities, Inc.	$50,500	$52,000
Citigroup	1 8,060	18,445
Scotia Capital	5 6,760	57,970
UBS AG London	3 21,893	331,617
Total	$447,213	$460,032
Global X U.S. Preferred ETF
Barclays Capital	$33,752,385	$35,527,900
BMO Capital Markets Corp.	5,454	5,590
BOFA Securities, Inc.	1,814,450	1,882,000
Citigroup	7 3,920	75,150
JPMorgan	2,949,673	3,048,225
Morgan Stanley	108,910	112,095
National Financial Services	4,514,685	4,623,635
TD Prime Services, LLC	2,130,954	2,186,630
Wells Fargo Securities, LLC	10,930,455	11,241,425
Total	$56,280,886	$58,702,650

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. REVERSE SHARE SPLIT
Effective April 28, 2020, the Global X MLP ETF executed a 1-for-6 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by six, resulting in a corresponding increase in the NAV per Share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

Notes to Financial Statements (continued)
November 30, 2021

9. REVERSE SHARE SPLIT (continued)
Effective April 28, 2020, the Global X MLP & Energy Infrastructure ETF executed a 1-for-3 reverse share split for shareholders of record after the close of markets on April 27, 2020. The effect of this transaction for the Fund was to divide the number of outstanding Shares of the Fund by three, resulting in a corresponding increase in the NAV per Share.
The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.
10. REGULATORY MATTERS
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices, Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with the adoption of Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with Rule 2a-5 and the other requirements by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.
11. SUBSEQUENT EVENTS
On September 7, 2021, the Custodian announced that it entered into an agreement with State Street Bank and Trust Company (“State Street”) to sell BBH’s Investor Services business to State Street (the “Transaction”). The Transaction is subject to certain closing conditions, including regulatory and customary approvals, and it is expected to be consummated in the first quarter of 2022 (the “Closing Date”). Consequently, as a result of the Transaction, it is expected that State Street will replace BBH as the Funds’ custodian effective as of the Closing Date.

Notes to Financial Statements (concluded)
November 30, 2021

11. SUBSEQUENT EVENTS (continued)
The Funds have been evaluated by management regarding the need for additional disclosures (other than what is disclosed in the preceding paragraph) and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of each of the ten funds indicated in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Global X Funds, hereafter collectively referred to as the “Funds”) as of November 30, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2021, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Global X MLP ETF (1)	Global X U.S. Preferred ETF (1)
Global X MLP & Energy Infrastructure ETF (1)	Global X S&P 500® Quality Dividend ETF (1)
Global X Alternative Income ETF (1)	Global X Adaptive U.S. Factor ETF (1)
Global X Conscious Companies ETF (1)	Global X Variable Rate Preferred ETF (2)
Global X Founder-Run Companies ETF (1)	Global X Adaptive U.S. Risk Management ETF (3)

1.	Statement of operations for the year ended November 30, 2021, and statements of changes in net assets for each of the two years in the period ended November 30, 2021
2.
Statement of operations for the year ended November 30, 2021, and statements of changes in net assets for the year ended November 30, 2021 and the period June 22, 2020 (commencement of operations) through November 30, 2020

3.	Statement of operations and statement of changes in net assets for the period January 12, 2021 (commencement of operations) through November 30, 2021

Report of Independent Registered Public Accounting Firm

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 27, 2022
We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for any brokerage fees as a result of his or her investment in the Fund. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.
Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the six-month period shown and held for the entire period (June 1, 2021 to November 30, 2021).
The table below illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/2021	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Alternative Income ETF
Actual Fund Return	$1,000.00	$1,008.60	0.54%	$2.72
Hypothetical 5% Return	1,000.00	1,022.36	0.54	2.74

Global X S&P 500® Quality Dividend ETF
Actual Fund Return	$1,000.00	$996.80	0.20%	$1.00
Hypothetical 5% Return	1,000.00	1,024.07	0.20	1.01

Global X U.S. Preferred ETF
Actual Fund Return	$1,000.00	$1,004.20	0.23%	$1.16
Hypothetical 5% Return	1,000.00	1,023.92	0.23	1.17

Global X Variable Rate Preferred ETF
Actual Fund Return	$1,000.00	$1,001.80	0.25%	$1.25
Hypothetical 5% Return	1,000.00	1,023.82	0.25	1.27

Global X MLP ETF
Actual Fund Return	$1,000.00	$947.00	0.42%	$2.05
Hypothetical 5% Return	1,000.00	1,022.96	0.42	2.13

Global X MLP & Energy Infrastructure ETF
Actual Fund Return	$1,000.00	$1,028.40	0.45%	$2.29
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

Global X Conscious Companies ETF
Actual Fund Return	$1,000.00	$1,078.60	0.43%	$2.24
Hypothetical 5% Return	1,000.00	1,022.91	0.43	2.18

Global X Adaptive U.S. Factor ETF
Actual Fund Return	$1,000.00	$999.20	0.27%	$1.35
Hypothetical 5% Return	1,000.00	1,023.72	0.27	1.37

Global X Adaptive U.S. Risk Management ETF
Actual Fund Return	$1,000.00	$1,093.90	0.39%	$2.05
Hypothetical 5% Return	1,000.00	1,023.11	0.39	1.98

Global X Founder-Run Companies ETF
Actual Fund Return	$1,000.00	$1,040.20	0.45%	$2.30
Hypothetical 5% Return	1,000.00	1,022.81	0.45	2.28

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Trust held via videoconference November 12, 20211, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); (ii) the Supervision and Administration Agreements between the Trust (“Renewal Supervision and Administration Agreements”), on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreements are referred to herein as the “Renewal Agreements.”
In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements , and received and reviewed written responses from Global X Management as well as supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:

●	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

●	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;

[1]
This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement (unaudited) (continued)

●
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

●
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

●
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.
Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard,

Approval of Investment Advisory Agreement (unaudited) (continued)

the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:

●
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

●
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

●
that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the Renewal Funds would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Approval of Investment Advisory Agreement (unaudited) (concluded)

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
●	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;

●
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

●	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in their NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of Funds in the Trust overseen by each Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.
The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012).	102[2]	Trustee of OSI ETF Trust (since 2016).
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 9/30/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer).	102[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018).
Clifford J. Weber 605 Third Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015).	102[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund (since 2017).

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014).	102[2]	None.
John Belanger 605 Third Avenue, 43rd Floor New York, NY 10158 (1982)	Chief Operating Officer and Chief Financial Officer (since 12/2020)
Chief Operating Officer and Head of Portfolio Management & Portfolio Administration, GXMC (since 12/2020); Portfolio Manager (since 12/2020); Secretary of the Trust (3/2020-9/2020); Head of Product Management, GXMC (since 1/2020); Consultant to GXMC (9/2018-12/2019); Chief Operating Officer, Rex Shares, LLC (2014-2018).
			N/A	N/A
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020).	N/A	N/A.
Eric Griffith[3] One FreedomValley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018).	N/A	N/A.
Joe Costello 605 Third Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	N/A	N/A
Ronnie Riven 605 Third Avenue, 43rd Floor New York, NY 10158 (1984)	Treasurer and Principal Accounting Officer (since 12/2020)	Director of Finance, GXMC (since 2018); Director of Accounting and Finance at Barclays Center (2016-2018); Manager of External Reporting at National Grid (2013-2015).	N/A	N/A

Trustees and Officers of the Trust (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Eric Olsen[3] One FreedomValley Drive Oaks, PA 19456 (1970)	Assistant Treasurer (since 5/2021)	Director of Accounting, SEI Investment Manager Services (March 2021 to present); formerly Deputy Head of Fund Operations, Traditional Assets, Aberdeen Standard Investments (2013-2021).	N/A	N/A

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of November 30, 2021, the Trust had one hundred and two investment portfolios, eighty-nine of which were operational.
[3]	This officer of the Trust also serves as an officer of one or more funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

Notice to Shareholders (unaudited)

For shareholders that do not have a November 30, 2021 tax year end, this notice is for informational purposes only. For shareholders with a November 30, 2021 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended November 30, 2021, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Return of Capital	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Alternative Income ETF	0.00%	57.30%	42.70%	100.00%	59.55%	55.66%
Global X S&P 500® Quality Dividend ETF	0.00%	100.00%	0.00%	100.00%	86.52%	93.43%
Global X U.S. Preferred ETF	0.00%	100.00%	0.00%	100.00%	73.22%	74.87%
Global X Variable Rate Preferred ETF	0.61%	87.67%	11.72%	100.00%	91.50%	94.76%
Global X MLP ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure ETF	0.00%	50.04%	49.96%	100.00%	9.34%	54.08%
Global X Conscious Companies ETF	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%
Global X Adaptive U.S. Factor ETF	0.00%	92.67%	7.33%	100.00%	77.16%	83.47%
Global X Adaptive U.S. Risk Management ETF	0.00%	100.00%	0.00%	100.00%	100.00%	100.00%
Global X Founder-Run Companies Preferred ETF	0.00%	100.00%	0.00%	100.00%	58.66%	58.34%

(1)
Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)
The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Funds to designate the maximum amount permitted by law.

Notice to Shareholders (unaudited)

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit
Global X Alternative Income ETF	0.00%	0.35%	0.00%	0.00%	0.00%
Global X S&P 500® Quality Dividend ETF	0.00%	0.00%	0.00%	2.29%	0.00%
Global X U.S. Preferred ETF	0.00%	1.44%	0.00%	0.31%	0.00%
Global X Variable Rate Preferred ETF	0.00%	1.11%	100.00%	0.00%	0.00%
Global X MLP ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X MLP & Energy Infrastructure ETF	0.00%	0.23%	0.00%	49.52%	0.00%
Global X Conscious Companies ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Adaptive U.S. Factor ETF	0.00%	0.00%	0.00%	11.54%	0.00%
Global X Adaptive U.S. Risk Management ETF	0.00%	0.00%	0.00%	0.00%	0.00%
Global X Founder-Run Companies ETF	0.00%	0.00%	0.00%	0.00%	0.00%

(3)
“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)
The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)
The percentage of this column represents the amount of “Short Term Capital Gain Dividend’’ and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2021. Complete information will be computed and reported in conjunction with your 2021 Form 1099-DIV.

Notes

Notes

Notes

605 3rd Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 3rd Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006-1871

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-006-0900

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2021			2020
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$929,467	$0	$0	$1,056,304	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$334,184	$0	$0	$342,942	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2021	2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)  Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $334,184 and $342,942, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The registrant has a separately-designated standing Audit Committee, which is composed of the registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  February 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: February 7, 2022

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  February 7, 2022